UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2720

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Michigan Municipal Income Fund

March 31, 2005

1.814644.100

MIR-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.0%
	Principal Amount	Value
Michigan - 94.2%
Anchor Bay School District 2000 School Bldg. & Site Series III, 5.25% 5/1/31	$ 9,300,000	$ 9,729,102
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (d)	3,016,000	3,898,059
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,104,345
Birmingham County School District Series II, 5.25% 11/1/19	1,200,000	1,291,596
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	6,425,500
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,147,534
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,484,162
5.25% 5/1/18	1,100,000	1,186,152
5.5% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (d)	3,000,000	3,305,850
Carman-Ainsworth Cmnty. School District:
5.5% 5/1/14 (FGIC Insured)	1,755,000	1,951,104
5.5% 5/1/15 (FGIC Insured)	1,850,000	2,056,719
5.5% 5/1/16 (FGIC Insured)	1,000,000	1,103,230
5.5% 5/1/17 (FGIC Insured)	2,060,000	2,269,976
5.5% 5/1/20 (FGIC Insured)	2,000,000	2,188,300
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,792,602
Chippewa Valley Schools:
Series I, 5.375% 5/1/17	1,000,000	1,084,100
5.5% 5/1/17	1,125,000	1,241,865
Clarkston Cmnty. Schools:
5.375% 5/1/21	1,950,000	2,143,245
5.375% 5/1/22	1,150,000	1,261,458
Clintondale Cmnty. Schools 5.5% 5/1/15	2,205,000	2,243,323
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,076,190
Constantine Pub. Schools:
5% 5/1/25	2,250,000	2,330,213
5.5% 5/1/18	1,220,000	1,351,943
5.5% 5/1/19	1,245,000	1,389,171
5.5% 5/1/20	1,245,000	1,386,569
5.5% 5/1/21	1,250,000	1,386,925
Crawford AuSable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18	1,100,000	1,211,672
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit City School District:
Series A:
5.5% 5/1/11 (FSA Insured)	$ 2,000,000	$ 2,215,900
5.5% 5/1/16 (FSA Insured)	1,500,000	1,649,970
5.5% 5/1/17 (FGIC Insured)	3,015,000	3,315,535
5.5% 5/1/18 (FGIC Insured)	2,000,000	2,190,720
5.5% 5/1/18 (FSA Insured)	1,000,000	1,094,800
5.5% 5/1/20 (FSA Insured)	3,000,000	3,276,660
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,362,033
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/10 (MBIA Insured)	4,000,000	4,313,680
5% 9/30/11 (MBIA Insured)	3,000,000	3,239,220
5% 9/30/12 (MBIA Insured)	3,000,000	3,248,880
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,525,000	4,880,032
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,540,182
Series B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,158,300
5.5% 4/1/17 (MBIA Insured)	2,615,000	2,836,543
5.5% 4/1/19 (MBIA Insured)	1,500,000	1,653,150
5.5% 4/1/20 (MBIA Insured)	1,250,000	1,374,100
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (b)	10,000,000	10,685,900
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,518,051
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,263,086
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	6,390,000	6,654,802
Series A:
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (d)	3,675,000	4,058,266
5.75% 7/1/11 (MBIA Insured)	3,025,000	3,401,522
5.875% 7/1/29 (Pre-Refunded to 1/1/10 @ 101) (d)	3,085,000	3,457,082
Series B:
5.25% 7/1/17 (MBIA Insured)	2,760,000	2,991,895
5.5% 7/1/33 (FGIC Insured)	10,000,000	10,794,900
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,257,354
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,072,065
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27	$ 1,170,000	$ 1,242,610
5.375% 5/1/19	1,000,000	1,079,190
East China School District 5.5% 5/1/17 (Pre-Refunded to 11/1/11 @ 100) (d)	1,775,000	1,972,966
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,519,079
5% 5/1/17 (FSA Insured)	1,985,000	2,105,251
5.5% 5/1/17	1,690,000	1,830,152
Eastern Michigan Univ. Revs. Series 2000 B:
5.5% 6/1/20 (FGIC Insured)	2,230,000	2,399,369
5.625% 6/1/30 (FGIC Insured)	1,250,000	1,357,663
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	430,000	454,183
Flushing Cmnty. Schools:
5.25% 5/1/17	1,000,000	1,083,330
5.25% 5/1/18	1,030,000	1,114,347
Gibraltar School District:
5.5% 5/1/18	1,200,000	1,329,780
5.5% 5/1/21	1,200,000	1,331,448
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC Insured)	1,000,000	1,101,070
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,470,362
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC Insured)	2,000,000	2,236,420
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,535,070
Howell Pub. Schools:
0% 5/1/10 (AMBAC Insured)	1,130,000	932,657
5% 5/1/11	2,250,000	2,421,653
Huron School District 5.625% 5/1/16 (FSA Insured)	1,050,000	1,151,819
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,063,400
0% 5/1/11 (FGIC Insured)	5,830,000	4,578,357
0% 5/1/12 (FGIC Insured)	1,420,000	1,057,602
5.25% 5/1/16	2,450,000	2,666,482
5.5% 5/1/18	2,525,000	2,737,353
Imlay City Cmnty. School District (School Bldg. and Site Proj.) 0% 5/1/06 (FGIC Insured)	1,375,000	1,335,593
Ingham, Eaton and Clinton Counties Lansing School District:
5% 5/1/19	4,450,000	4,695,507
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ingham, Eaton and Clinton Counties Lansing School District: - continued
5% 5/1/20	$ 1,000,000	$ 1,051,330
Jonesville Cmnty. Schools 5.75% 5/1/17 (Pre-Refunded to 5/1/09 @ 100) (d)	1,150,000	1,260,642
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	4,300,874
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,551,527
5.375% 1/15/12	2,505,000	2,646,708
L'Anse Creuse Pub. Schools:
5.375% 5/1/18	1,000,000	1,099,310
5.375% 5/1/20	1,000,000	1,102,770
Lake Orion Cmnty. School District 5.25% 5/1/27 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,150,000	1,213,112
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,225,070
Lansing Swr. Disp. Sys. Rev. 5% 5/1/11 (FGIC Insured)	1,050,000	1,134,861
Lawton Cmnty. Schools 5.5% 5/1/19	1,050,000	1,140,206
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,142,845
Livonia Pub. School District Series II, 0% 5/1/21 (Pre-Refunded to 5/1/07 @ 39.31)	8,480,000	3,108,513
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series D, 5.875% 4/1/11 (Pre-Refunded to 4/1/06 @ 102) (d)	1,750,000	1,841,123
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series I, 5.25% 10/15/11 (FSA Insured)	3,000,000	3,292,980
Series III, 5% 10/15/10 (MBIA Insured)	1,000,000	1,076,350
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,615,007
5.25% 5/15/16 (FSA Insured)	3,850,000	4,177,366
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	3,000,000	3,302,370
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,665,000	3,037,034
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	3,118,980
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11 (b)	2,000,000	2,131,880
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	10,000,000	11,199,789
6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	3,070,000	3,454,610
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	$ 455,000	$ 489,284
5.5% 3/1/14	1,300,000	1,391,533
5.5% 3/1/15	1,985,000	2,115,732
(Daughters of Charity Health Sys. Proj.) 5.5% 11/1/05 (Escrowed to Maturity) (d)	520,000	529,188
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (d)	1,000,000	1,062,070
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14	2,000,000	2,145,480
Series A, 6% 11/15/19	1,945,000	2,061,836
6% 9/1/12 (AMBAC Insured)	1,500,000	1,709,130
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (d)	2,500,000	2,580,100
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	2,195,000	2,275,754
5.375% 8/15/26 (Escrowed to Maturity) (d)	2,450,000	2,528,498
6% 8/15/08 (Escrowed to Maturity) (d)	1,130,000	1,190,986
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,334,145
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (d)	2,500,000	2,583,475
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,173,260
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,239,730
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (d)	1,710,000	1,888,849
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (d)	570,000	604,320
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,490,922
5.625% 11/15/31	4,500,000	4,667,310
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,679,981
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/07 (FGIC Insured)	5,340,000	4,899,290
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,025,680
Series CA:
0% 6/15/07 (FSA Insured)	5,165,000	4,835,163
0% 6/15/13 (FSA Insured)	3,850,000	2,721,142
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
Series G, 0% 5/1/19 (AMBAC Insured)	$ 1,865,000	$ 971,311
7.5% 11/1/09 (AMBAC Insured)	20,000	20,084
Series C:
5% 5/1/10	5,500,000	5,890,775
5% 5/1/11	2,085,000	2,252,321
5% 10/1/23	5,000,000	5,179,150
5.375% 10/1/19	1,980,000	2,160,022
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/09 (MBIA Insured)	2,000,000	2,144,760
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (b)(c)	3,000,000	2,994,600
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	1,000,000	1,058,760
Series AA, 6.4% 9/1/25 (MBIA Insured)	5,000,000	5,178,450
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,461,668
7% 5/1/21 (AMBAC Insured)	8,520,000	11,041,238
Michigan Strategic Fund Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 12/1/05 (b)(c)	2,135,000	2,145,205
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,793,103
5.5% 11/1/16	3,000,000	3,369,090
5.25% 10/1/16 (FSA Insured)	3,000,000	3,266,910
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,555,930
Montague Pub. School District:
5.5% 5/1/16	1,005,000	1,093,149
5.5% 5/1/17	1,005,000	1,091,340
5.5% 5/1/19	1,090,000	1,180,361
Morenci Area Schools 5.25% 5/1/21 (MBIA Insured)	1,410,000	1,509,532
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,372,900
5.5% 5/1/16	1,000,000	1,087,710
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (MBIA Insured)	2,075,000	2,267,851
5.625% 11/1/30 (MBIA Insured)	1,550,000	1,681,084
New Haven Cmnty. Schools 5.25% 5/1/18	1,175,000	1,266,121
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (Pre-Refunded to 10/1/09 @ 100) (d)	2,015,000	2,201,186
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Northwestern Michigan Cmnty. College Impt.: - continued
5.5% 4/1/15 (Pre-Refunded to 10/1/09 @ 100) (d)	$ 1,195,000	$ 1,305,418
Northwestern Michigan College Gen. Oblig. 5% 4/1/14 (AMBAC Insured)	2,000,000	2,167,040
Oakland Univ. Rev. 5% 5/15/12 (AMBAC Insured)	1,020,000	1,104,191
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,861,975
0% 5/1/13 (MBIA Insured)	1,700,000	1,208,734
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18	1,515,000	1,600,916
Paw Paw Pub. School District 5.25% 5/1/25 (Pre-Refunded to 5/1/10 @ 100) (d)	4,100,000	4,470,476
Plainwell Cmnty. School District:
5.5% 5/1/14	1,000,000	1,108,150
5.5% 5/1/16	1,000,000	1,109,540
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,778,527
5.25% 5/1/16	1,175,000	1,279,716
5.25% 5/1/17	2,125,000	2,307,113
5.25% 5/1/18	2,175,000	2,343,671
Reese Pub. Schools School District (School Bldg. & Site Proj.) 5.5% 5/1/30 (Pre-Refunded to 5/1/10 @ 100) (d)	2,140,000	2,358,173
River Rouge School District 5% 5/1/19 (FGIC Insured)	7,690,000	8,090,341
Riverview Cmnty. School District:
5% 5/1/14	905,000	976,124
5% 5/1/15	955,000	1,022,528
5% 5/1/17	1,000,000	1,066,800
5% 5/1/18	1,000,000	1,062,910
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16	1,125,000	1,231,166
5% 5/1/19 (MBIA Insured)	1,000,000	1,085,430
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,075,600
5.5% 1/1/14	4,000,000	4,143,080
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,468,320
5% 4/1/19 (AMBAC Insured)	1,475,000	1,563,721
Saint Joseph School District 5.5% 5/1/18	1,065,000	1,154,567
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
South Haven Pub. Schools:
5% 5/1/21 (FSA Insured)	$ 1,450,000	$ 1,519,571
5% 5/1/22 (FSA Insured)	1,350,000	1,414,773
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,091,860
Southfield Library Bldg. Auth. 5.5% 5/1/21 (MBIA Insured)	1,425,000	1,529,638
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,110,413
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,108,937
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,108,937
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,110,413
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	3,011,518
5.25% 5/1/25 (FSA Insured)	2,000,000	2,130,580
Standish Sterling Cmnty. Schools 5.15% 5/1/28 (FGIC Insured)	4,900,000	5,047,392
Stockbridge Cmnty. Schools 5.625% 5/1/26	1,415,000	1,526,983
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities:
5% 10/1/21 (MBIA Insured)	1,735,000	1,821,871
5% 10/1/23 (MBIA Insured)	1,920,000	2,010,566
Tecumseh Pub. Schools 5.5% 5/1/30 (FGIC Insured)	1,250,000	1,331,138
Troy School District 5% 5/1/15	2,135,000	2,285,966
Utica Cmnty. Schools:
5% 5/1/17	3,000,000	3,191,190
5.25% 5/1/15	725,000	792,722
5.375% 5/1/16	2,250,000	2,477,858
5.5% 5/1/17	1,000,000	1,110,590
Warren Consolidated School District 5.375% 5/1/16 (FSA Insured)	2,350,000	2,560,560
Waverly Cmnty. School District:
5% 5/1/11 (FSA Insured)	1,000,000	1,080,820
5.75% 5/1/14 (Pre-Refunded to 5/1/10 @ 100) (d)	1,000,000	1,113,540
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (d)	1,000,000	1,113,540
Wayne Charter County Arpt. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) Series A, 5.25% 12/1/12 (MBIA Insured) (c)	2,500,000	2,639,900
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	$ 1,000,000	$ 1,079,300
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	3,000,000	3,226,170
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	886,210
Whitehall District Schools 5.5% 5/1/15	1,000,000	1,090,130
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,065,120
Willow Run Cmnty. Schools County of Washtenaw 5.5% 5/1/16	1,630,000	1,767,914
Woodhaven-Brownstown School District County of Wayne:
5.375% 5/1/16	1,710,000	1,868,945
5.375% 5/1/18 (FSA Insured)	1,875,000	2,036,006
Wyandotte City School District 5.375% 5/1/20	1,050,000	1,151,682
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,750,174
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,797,070
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,190,047
5% 5/1/17 (FGIC Insured)	1,500,000	1,605,315
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,147,335
		527,877,893
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	2,500,000	2,618,150
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	900,000	971,127
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	1,141,870
		4,731,147
TOTAL MUNICIPAL BONDS (Cost $512,898,088)		532,609,040
Municipal Notes - 1.2%
	Principal Amount	Value
Michigan - 1.2%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 3.25%, VRDN (a)(b) (Cost $6,830,000)	$ 6,830,000	$ 6,830,000
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $519,728,088)		539,439,040
NET OTHER ASSETS - 3.8%		21,123,641
NET ASSETS - 100%		$ 560,562,681
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $519,672,271. Net unrealized appreciation aggregated $19,766,769, of which $21,742,436 related to appreciated investment securities and $1,975,667 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Minnesota
Municipal Income Fund

March 31, 2005

1.814649.100

MNF-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.8%
	Principal Amount	Value
Minnesota - 95.0%
Anoka-Hennepin Independent School District #11:
Series 2004 B, 5% 2/1/20	$ 1,880,000	$ 1,979,696
Series A, 5.75% 2/1/20 (Pre-Refunded to 2/1/10 @ 100)	3,950,000	4,347,133
Brainerd Independent School District #181 Series A:
5.375% 2/1/17 (FGIC Insured)	4,705,000	5,149,340
5.375% 2/1/19 (FGIC Insured)	2,700,000	2,935,251
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured)	6,000,000	6,216,240
Cambridge Independant School District #911 Gen. Oblig. (Minnesota School District Prog.) Series C, 5% 4/1/14 (MBIA Insured)	1,200,000	1,301,172
Centennial Independent School District #12:
Series 1996 A, 5.625% 2/1/16	1,000,000	1,063,500
Series A, 5% 2/1/19 (FSA Insured)	580,000	613,234
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. St. Mary's) 5.25% 2/15/28	2,350,000	2,383,088
Elk River Independent School District #728 Series A, 5% 2/1/17 (FGIC Insured)	2,000,000	2,149,420
Hastings Independent School District #200 Series A, 5% 2/1/22 (Pre-Refunded to 2/1/08 @ 100)	4,750,000	4,991,870
Hopkins Independent School District #270:
5% 2/1/11	1,250,000	1,348,613
5% 2/1/16 (FGIC Insured)	1,350,000	1,442,300
5.125% 2/1/17 (FGIC Insured)	1,015,000	1,090,049
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured)	1,220,000	1,284,697
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (FSA Insured)	1,970,000	2,128,743
5% 4/1/16 (FSA Insured)	2,065,000	2,219,627
5% 4/1/17 (FSA Insured)	2,165,000	2,314,840
5% 4/1/18 (FSA Insured)	1,260,000	1,341,887
Lakeville Independent School District #194 Series A, 5% 2/1/22 (FGIC Insured)	1,000,000	1,053,490
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	1,605,000	1,698,604
Maple Grove Gen. Oblig. Impt. Series A, 5.2% 2/1/17	1,120,000	1,154,877
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Series 2004 A:
5% 9/1/07 (a)	1,350,000	1,407,659
5% 9/1/12 (a)	875,000	940,949
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.):
5.875% 12/1/29	$ 800,000	$ 839,464
6% 12/1/19	2,415,000	2,677,655
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	4,500,000	4,558,050
Minneapolis & Saint Paul Metropolitan Arpts. Commission Series 13, 5.25% 1/1/11 (b)	2,840,000	3,024,174
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 1999 A, 5.125% 1/1/31 (FGIC Insured)	3,375,000	3,482,258
Series 2000 A, 5.75% 1/1/32 (FGIC Insured)	1,000,000	1,088,960
Series 2001 C:
5.25% 1/1/32 (FGIC Insured)	1,000,000	1,047,270
5.5% 1/1/16 (FGIC Insured)	2,500,000	2,740,075
Series A, 5% 1/1/19 (AMBAC Insured)	4,000,000	4,193,720
Series B:
5.25% 1/1/11 (AMBAC Insured) (b)	3,475,000	3,661,121
5.4% 1/1/09 (FGIC Insured) (b)	1,375,000	1,472,213
5.625% 1/1/13 (FGIC Insured) (b)	1,000,000	1,076,390
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,305,825
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev.:
0% 9/1/07 (MBIA Insured)	2,860,000	2,647,216
0% 9/1/08 (MBIA Insured)	4,600,000	4,102,418
Minneapolis Gen. Oblig.:
(Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,681,554
Series B, 5.1% 9/1/08	2,000,000	2,021,920
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18	2,655,000	2,957,962
Minneapolis Rev. (Univ. of Minnesota Gateway Proj.) Series 1997 A, 5.25% 12/1/24	1,900,000	1,977,159
Minneapolis Spl. School District #1:
Series A, 5% 2/1/17 (FSA Insured)	2,000,000	2,135,060
5% 2/1/15 (MBIA Insured)	1,020,000	1,091,635
5.3% 2/1/14 (Pre-Refunded to 2/1/08 @ 100)	3,275,000	3,468,127
Minneapolis Spl. School District #1 Ctfs. of Prtn.:
Series B, 5% 2/1/13 (Pre-Refunded to 2/1/07 @ 100)	2,575,000	2,676,713
5.5% 2/1/21 (Pre-Refunded to 2/1/09 @ 100)	1,305,000	1,407,730
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	$ 3,000,000	$ 3,265,170
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (b)	1,000,000	1,011,700
5% 8/1/16	3,500,000	3,722,355
5% 8/1/18	10,775,000	11,452,309
5.2% 5/1/07	3,750,000	3,845,925
5.25% 8/1/13	755,000	815,710
5.5% 6/1/17	2,150,000	2,336,319
Minnesota Higher Ed. Facilities Auth. Rev.:
(Carleton College Proj.):
Series 3L 1, 5.75% 11/1/12	2,000,000	2,062,280
Series 4N, 5% 11/1/18	2,000,000	2,080,640
(Hamline Univ. Proj.):
Series 4I, 6% 10/1/12	2,000,000	2,076,940
Series 5B, 5.95% 10/1/19	600,000	639,768
(Saint Johns Univ. Proj.) Series 4L, 5.4% 10/1/22	3,500,000	3,630,935
(Saint Thomas Univ. Proj.) Series 4M, 5.35% 4/1/17	1,500,000	1,558,725
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series H, 6.5% 1/1/26 (b)	1,410,000	1,412,327
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series B, 5% 3/1/08	2,500,000	2,639,500
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev.:
Series B:
5.125% 3/1/13 (Pre-Refunded to 3/1/09 @ 100) (c)	1,000,000	1,073,920
5.125% 3/1/15 (Pre-Refunded to 3/1/09 @ 100) (c)	5,000,000	5,369,600
5% 3/1/16	295,000	305,175
5% 3/1/16 (Pre-Refunded to 3/1/07 @ 100) (c)	705,000	734,236
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	643,666
5.6% 6/1/15	590,000	646,498
5.65% 6/1/16	625,000	684,150
5.7% 6/1/17	900,000	989,937
5.75% 6/1/18	975,000	1,076,166
5.75% 6/1/19	1,050,000	1,158,423
5.8% 6/1/20	1,000,000	1,104,610
5.875% 6/1/22	2,425,000	2,695,606
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100)	3,000,000	3,280,140
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. 5% 1/1/13	$ 1,000,000	$ 1,052,330
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series B, 4.75% 1/1/20 (AMBAC Insured)	3,500,000	3,578,715
5.25% 1/1/13 (FSA Insured)	1,500,000	1,620,270
5.375% 1/1/14 (FSA Insured)	8,500,000	9,234,145
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21	2,625,000	2,804,104
Series A:
5.75% 2/1/11	2,420,000	2,688,378
5.75% 2/1/12	3,100,000	3,431,111
Series A, 5.25% 2/1/14 (FSA Insured)	2,705,000	2,950,506
Series B, 5% 2/1/13	2,000,000	2,123,740
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	776,059
5% 1/1/13 (AMBAC Insured)	800,000	866,592
5% 1/1/15 (AMBAC Insured)	715,000	767,560
Prior Lake Ind. School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured)	1,500,000	1,627,125
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,633,933
Robbinsdale Independent School District #281:
5% 2/1/09	2,035,000	2,163,449
5% 2/1/16 (FSA Insured)	3,425,000	3,659,167
5% 2/1/17 (FSA Insured)	2,535,000	2,695,795
5% 2/1/18 (FSA Insured)	2,520,000	2,670,570
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.) Series A, 5.5% 11/15/27	4,750,000	5,024,028
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I:
5.875% 11/15/08	1,000,000	1,094,430
5.9% 11/15/09	1,000,000	1,113,040
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	1,015,000	1,082,396
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,700,519
5.875% 5/1/30 (FSA Insured)	4,000,000	4,428,160
6.25% 5/1/20 (FSA Insured)	2,760,000	3,104,227
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,022,770
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series B, 5.5% 7/1/25	$ 2,000,000	$ 2,107,900
Saint Louis Park Independent School District #283:
5.65% 2/1/16	2,630,000	2,843,214
5.75% 2/1/20	3,765,000	4,079,415
Saint Michael Independent School District #885 5% 2/1/27 (FSA Insured)	7,000,000	7,244,790
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,264,175
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21	1,060,000	1,154,732
Series A, 5% 2/1/17 (FSA Insured)	220,000	234,945
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,107,523
5% 2/1/17 (FSA Insured)	1,300,000	1,395,914
5% 2/1/18 (FSA Insured)	395,000	420,193
Series C, 5% 2/1/21	1,000,000	1,051,820
Saint Paul Port Auth. Energy Park Tax Increment Rev. 5% 2/1/08 (FSA Insured)	2,500,000	2,625,225
Saint Paul Port Auth. Lease Rev.:
Series 2003 11, 5.25% 12/1/20	3,000,000	3,233,220
Series 2003 12, 5.25% 12/1/18	3,685,000	4,002,168
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) 5.25% 9/1/34	2,500,000	2,523,900
South Washington County Independent School District #833 Series A:
5.4% 2/1/15	3,925,000	4,215,215
5.5% 2/1/19 (MBIA Insured)	1,000,000	1,077,860
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 1994 A, 0% 1/1/21 (MBIA Insured)	14,670,000	6,985,707
Series 2002 A:
5% 1/1/10 (AMBAC Insured)	1,615,000	1,732,249
5% 1/1/12 (AMBAC Insured)	2,660,000	2,875,965
Series A:
0% 1/1/19 (MBIA Insured)	5,210,000	2,763,071
5% 1/1/10 (MBIA Insured)	2,720,000	2,917,472
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,106,750
5.25% 1/1/16 (AMBAC Insured)	3,360,000	3,723,552
Spring Lake Park Ind. School District #16 Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,242,605
5% 2/1/16 (MBIA Insured)	2,230,000	2,393,883
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Spring Lake Park Ind. School District #16 Series B: - continued
5% 2/1/17 (MBIA Insured)	$ 2,400,000	$ 2,563,032
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,053,550
Waconia Independent School District #110 Series A:
5% 2/1/09 (FSA Insured)	850,000	906,806
5% 2/1/10 (FSA Insured)	900,000	967,239
Washington County Gen. Oblig. 5.5% 2/1/21	1,450,000	1,579,587
Wayzata Ind. School District #284 Series B, 5% 2/1/16 (FSA Insured)	1,005,000	1,085,913
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5% 1/1/30 (MBIA Insured)	1,000,000	1,033,620
5.375% 1/1/08 (AMBAC Insured)	3,900,000	4,050,345
5.4% 1/1/09 (AMBAC Insured)	4,325,000	4,492,507
5.5% 1/1/11 (AMBAC Insured)	1,000,000	1,039,460
5.5% 1/1/12 (AMBAC Insured)	1,000,000	1,039,460
6.375% 1/1/16 (Escrowed to Maturity) (c)	1,415,000	1,608,530
Western Minnesota Muni. Pwr. Agcy. Transmission Rev.:
Series 2001 A, 5.5% 1/1/08 (AMBAC Insured)	1,125,000	1,198,980
Series A, 5.5% 1/1/09 (AMBAC Insured)	1,000,000	1,082,220
Willmar Independent School District #347 Series A, 5% 2/1/11 (MBIA Insured) (a)	2,000,000	2,120,960
		337,262,469
Puerto Rico - 4.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,680,000	2,986,860
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series D, 5.25% 7/1/38	2,500,000	2,600,475
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	3,700,000	3,992,411
5.5% 10/1/40 (Escrowed to Maturity) (c)	1,500,000	1,615,470
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	3,700,000	3,955,522
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured) (a)	$ 1,000,000	$ 1,107,920
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	600,000	685,122
		16,943,780
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $340,674,095)		354,206,249
NET OTHER ASSETS - 0.2%		677,664
NET ASSETS - 100%		$ 354,883,913
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $340,522,166. Net unrealized appreciation aggregated $13,684,083, of which $15,093,284 related to appreciated investment securities and $1,409,201 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Ohio
Municipal Income Fund

March 31, 2005

1.814656.100

OFR-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Ohio - 95.4%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	$ 2,000,000	$ 2,074,160
Akron City Nontax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,438,288
Akron Gen. Oblig. 5.5% 12/1/21	2,000,000	2,194,060
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,764,247
Avon Lake City School District 5.5% 12/1/26 (FGIC Insured)	2,205,000	2,383,715
Bowling Green Univ. Gen. Receipts:
5.75% 6/1/11 (FGIC Insured)	1,455,000	1,622,863
5.75% 6/1/14 (FGIC Insured)	1,190,000	1,322,221
5.75% 6/1/16 (FGIC Insured)	1,250,000	1,385,763
Brookville Local School District 5.25% 12/1/20 (FSA Insured)	1,875,000	2,032,106
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,500,000	2,988,875
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA Insured)	1,820,000	1,990,534
Butler County Trans. Impt. District Series 1997 A, 6% 4/1/10 (FSA Insured)	2,325,000	2,552,850
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,074,730
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,626,630
5.25% 12/1/17 (FSA Insured)	2,000,000	2,169,100
Cincinnati Gen. Oblig.:
(Police & Firemen's Disability Proj.) 6% 12/1/35	5,000,000	5,595,250
5.375% 12/1/20	2,000,000	2,176,880
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (c)	4,000,000	4,017,080
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,179,220
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08 (FSA Insured) (c)	1,500,000	1,584,450
Cleveland Gen. Oblig.:
5.25% 12/1/17 (Pre-Refunded to 12/1/10 @ 101) (d)	1,355,000	1,493,386
5.5% 9/1/16 (Pre-Refunded to 9/1/06 @ 102) (d)	2,000,000	2,118,060
Cleveland Muni. School District:
5% 12/1/19 (FGIC Insured)	1,000,000	1,053,870
5.25% 12/1/17 (FSA Insured)	2,215,000	2,411,227
5.25% 12/1/19 (FSA Insured)	1,000,000	1,088,590
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series A:
0% 11/15/10 (MBIA Insured)	$ 2,685,000	$ 2,161,828
0% 11/15/11 (MBIA Insured)	2,685,000	2,057,112
Cleveland State Univ. Gen. Receipts Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,626,228
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,696,152
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	46,874
Series I:
5% 1/1/28 (FSA Insured)	25,000	25,686
5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (d)	25,000	26,576
Columbus City School District 5.25% 12/1/25 (FSA Insured)	3,780,000	4,039,535
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/09 (MBIA Insured)	4,200,000	3,573,696
0% 10/1/11 (MBIA Insured)	2,400,000	1,860,816
0% 10/1/12 (MBIA Insured)	1,505,000	1,109,727
5.75% 12/1/11	3,600,000	4,004,352
5.75% 12/1/12	1,950,000	2,155,355
5.75% 12/1/13	2,210,000	2,455,840
5.75% 12/1/14	1,460,000	1,620,045
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,398,989
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	2,200,000	2,442,440
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,244,360
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,302,120
Franklin County Gen. Oblig.:
5.5% 12/1/15	1,225,000	1,288,565
5.5% 12/1/16	1,290,000	1,356,938
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21	1,000,000	1,035,510
5.5% 5/1/13 (AMBAC Insured)	1,130,000	1,239,034
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,607,279
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,176,220
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	775,000	654,891
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	$ 1,985,000	$ 2,121,687
5% 12/1/18 (FGIC Insured)	1,075,000	1,143,951
5% 12/1/19 (FGIC Insured)	3,320,000	3,527,765
Hamilton County Gen. Oblig.:
5.25% 12/1/16	1,900,000	2,012,784
5.25% 12/1/17	2,005,000	2,120,869
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	2,002,756
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,792,679
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,923,592
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	4,745,000	4,951,882
Hamilton County Swr. Sys. Rev. (Metropolitan Swr. District Proj.) Series A, 5.75% 12/1/25 (Pre-Refunded to 6/1/10 @ 101) (d)	6,000,000	6,748,140
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,070,900
Hilliard School District:
Series A, 5% 12/1/20 (Pre-Refunded to 12/1/06 @ 101) (d)	1,000,000	1,046,690
0% 12/1/11 (FGIC Insured)	3,720,000	2,861,759
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,481,228
Kings Local School District 6.1% 12/1/25	6,800,000	7,695,696
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	2,780,000	3,078,739
Lakewood City School District 5.25% 12/1/15 (FSA Insured)	1,000,000	1,104,310
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,068,350
5.5% 2/15/11	1,875,000	2,011,444
5.5% 2/15/12	1,000,000	1,080,450
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/24 (FGIC Insured)	2,400,000	2,599,416
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,259,083
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,300,150
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,206,380
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,306,116
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 6.1% 5/15/06	$ 1,000,000	$ 1,022,550
Medina City School District 5.25% 12/1/28 (FGIC Insured)	11,175,000	11,720,564
Middletown City School District:
5% 12/1/17 (FGIC Insured)	1,175,000	1,244,313
5% 12/1/19 (FGIC Insured)	1,110,000	1,176,300
Milford Exempt Villlage School District 5.125% 12/1/30 (FSA Insured)	5,335,000	5,518,417
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,438,720
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	1,470,000	1,644,592
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,715,956
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,336,090
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,402,752
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/1/08 (AMBAC Insured) (b)	2,000,000	1,995,120
(Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (b)	3,000,000	2,994,570
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series A:
4.75% 10/1/17	1,000,000	1,025,160
5% 4/1/11 (FSA Insured)	1,425,000	1,538,786
(Adult Correctional Bldg. Fund Prog.):
Series 1999 A, 5.5% 10/1/11 (Pre-Refunded to 10/1/09 @ 101) (d)	3,000,000	3,305,760
Series 2001 A:
5.5% 10/1/11 (FSA Insured)	1,930,000	2,145,234
5.5% 10/1/12 (FSA Insured)	1,000,000	1,104,810
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12	2,960,000	3,248,837
5% 4/1/17 (MBIA Insured)	2,485,000	2,630,845
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25% 10/1/12	2,940,000	3,170,408
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	1,942,012
0% 8/1/10	2,000,000	1,618,200
0% 8/1/14	1,375,000	917,262
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	$ 5,980,000	$ 6,514,791
(Mental Health Cap. Facilities Proj.):
Series IIA, 5.25% 6/1/17	2,670,000	2,870,597
Series IIB, 5.5% 6/1/15	2,265,000	2,460,220
Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,219,051
Series 2002 B, 5.25% 11/1/20	2,520,000	2,730,823
Series A, 5.5% 9/15/16	11,060,000	12,176,615
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21	2,000,000	2,192,480
6.5% 10/1/20	2,335,000	2,856,055
Series C, 5.125% 10/1/17	2,985,000	3,129,713
6.125% 10/1/15	2,000,000	2,346,180
6.25% 10/1/16	2,500,000	2,973,350
(Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,100,310
(Univ. of Dayton Proj.):
5% 12/1/17 (AMBAC Insured)	2,170,000	2,326,110
5.5% 12/1/20 (AMBAC Insured)	1,300,000	1,414,335
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (c)	410,000	409,877
Series C, 4.9% 9/1/26 (c)	260,000	260,762
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,288,082
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,797,221
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,372,480
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (b)(c)	3,000,000	3,074,190
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,183,800
Series A, 5.8% 12/1/29	3,300,000	3,631,947
Series B, 5.25% 6/1/16	5,000,000	5,427,400
Ohio Tpk. Commission Tpk. Rev.:
Series A, 5.5% 2/15/21 (FGIC Insured)	5,000,000	5,721,800
5.5% 2/15/26	3,700,000	3,985,233
Ohio Univ. Gen. Receipts Athens 5% 12/1/18 (MBIA Insured)	1,980,000	2,099,255
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	$ 2,000,000	$ 2,005,780
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2002, 5.5% 12/1/21	4,040,000	4,464,038
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,765,826
5% 12/1/34	3,000,000	3,084,150
5.25% 12/1/15	2,200,000	2,422,068
5.375% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (d)	285,000	316,837
5.375% 12/1/19 (Pre-Refunded to 6/1/12 @ 100) (d)	3,000,000	3,335,130
5.5% 6/1/17 (a)	3,960,000	4,494,481
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,925,298
5.5% 12/1/18 (AMBAC Insured)	240,000	241,092
5% 12/1/17	3,765,000	4,027,232
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (c)	6,350,000	6,577,775
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. 5% 6/1/18	2,000,000	2,128,280
Olentangy Local School District (School Facilities Construction & Impt. Proj.) Series A:
5.25% 12/1/17	1,335,000	1,454,149
5.5% 12/1/15 (FGIC Insured)	1,055,000	1,190,578
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (FSA Insured)	1,000,000	1,083,330
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,901,349
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,100,263
Pickerington Local School District 5.25% 12/1/20 (FGIC Insured)	5,000,000	5,379,950
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,116,591
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	1,500,000	1,592,955
6.375% 11/15/30	1,000,000	1,059,480
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,255,220
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,098,280
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	$ 1,410,000	$ 1,534,616
Sugarcreek Local School District 5.25% 12/1/22 (MBIA Insured)	1,800,000	1,930,464
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,804,187
5.25% 12/1/21	1,740,000	1,905,718
Swanton Local School District 5.25% 12/1/21 (FGIC Insured)	3,415,000	3,659,343
Toledo Wtrwks. Rev. 5% 11/15/16 (AMBAC Insured)	1,110,000	1,189,310
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,457,252
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,146,334
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,438,702
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,091,050
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,537,682
5% 6/1/19 (AMBAC Insured)	1,520,000	1,615,122
Warren County Gen. Oblig.:
Swr. Impt. (P&G Co./Lower Miami Proj.) 5.5% 12/1/16	1,455,000	1,497,180
6.1% 12/1/12	500,000	554,460
6.65% 12/1/11	380,000	416,674
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,468,995
5% 5/1/18 (MBIA Insured)	1,440,000	1,531,714
5% 5/1/19 (MBIA Insured)	1,515,000	1,609,127
		402,889,136
Puerto Rico - 3.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,114,500
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/22 (FSA Insured)	1,500,000	1,739,415
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	1,600,000	1,726,448
5.5% 10/1/40 (Escrowed to Maturity) (d)	4,700,000	5,061,806
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	800,000	855,248
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured) (a)	$ 1,300,000	$ 1,481,766
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	800,000	913,496
		12,892,679
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	528,985
TOTAL MUNICIPAL BONDS (Cost $396,834,073)		416,310,800
Municipal Notes - 0.5%
Ohio - 0.5%
Ohio Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 3.7%, VRDN (b) (Cost $2,000,000)	2,000,000	2,000,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $398,834,073)		418,310,800
NET OTHER ASSETS - 1.0%		4,052,259
NET ASSETS - 100%		$ 422,363,059
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $398,733,094. Net unrealized appreciation aggregated $19,577,706, of which $20,835,927 related to appreciated investment securities and $1,258,221 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Pennsylvania
Municipal Income Fund

March 31, 2005

1.814657.100

PFL-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.4%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (d)	$ 1,000,000	$ 1,101,690
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,194,120
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	777,378
		4,073,188
Pennsylvania - 94.0%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (c)	1,500,000	1,559,460
5.75% 1/1/08 (MBIA Insured) (c)	1,000,000	1,057,410
5.75% 1/1/11 (MBIA Insured) (c)	2,000,000	2,158,600
5.75% 1/1/12 (MBIA Insured) (c)	3,000,000	3,251,940
5.75% 1/1/14 (MBIA Insured) (c)	3,000,000	3,261,480
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	750,000	776,625
5.25% 3/1/32	2,000,000	2,091,720
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	455,188
Allegheny County Hosp. Dev. Auth. Rev. (Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,035,780
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,655,871
5.55% 4/1/12 (MBIA Insured)	2,845,000	3,025,686
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	1,661,077
5.5% 12/1/30 (MBIA Insured)	2,000,000	2,151,640
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (c)	1,870,000	1,977,394
Butler Area School District:
Series A:
0% 10/1/27 (FGIC Insured)	1,500,000	480,150
0% 9/15/28 (FGIC Insured)	1,000,000	302,890
0% 9/15/29 (FGIC Insured)	2,705,000	774,928
0% 11/15/19 (Pre-Refunded to 11/15/07 @ 50.177) (d)	5,650,000	2,616,911
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,927,782
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,784,175
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Central York School District 5.5% 6/1/16 (FGIC Insured)	$ 2,000,000	$ 2,203,260
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	600,000	632,628
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,513,554
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (AMBAC Insured)	4,200,000	4,503,114
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,504,800
6% 11/15/30	3,620,000	4,077,496
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (c)	2,500,000	2,749,050
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,376,347
Erie School District 0% 9/1/30 (AMBAC Insured)	4,000,000	1,085,560
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,827,335
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625% 4/1/15 (Pre-Refunded to 4/1/06 @ 102) (d)	445,000	467,183
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,243,258
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	1,310,000	1,429,603
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	2,000,000	1,988,920
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,608,051
6% 6/1/16 (AMBAC Insured)	1,000,000	1,161,860
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,065,820
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,162,061
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (d)	1,000,000	821,450
Owen J. Roberts School District 5.5% 8/15/19 (FSA Insured)	1,525,000	1,675,655
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	$ 2,160,000	$ 2,372,695
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	9,150,000	9,367,221
6.7% 9/1/14 (MBIA Insured)	3,965,000	4,059,367
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,429,525
6.375% 11/1/41 (c)	1,300,000	1,349,660
Pennsylvania Gen. Oblig.:
First Series:
5% 6/1/13 (Pre-Refunded to 6/1/09 @ 101) (d)	750,000	808,988
5% 6/1/19 (Pre-Refunded to 6/1/09 @ 101) (d)	7,275,000	7,847,179
5.25% 2/1/14	125,000	135,874
5.25% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (d)	2,100,000	2,309,181
5.25% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (d)	1,250,000	1,370,550
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,646,012
5% 8/1/17 (Pre-Refunded to 8/1/08 @ 101) (d)	2,450,000	2,625,935
5.25% 10/15/13 (Pre-Refunded to 10/15/10 @ 101) (d)	1,000,000	1,104,000
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	6,000,000	6,709,980
5.75% 10/1/16 (Pre-Refunded to 10/1/09 @ 101) (d)	475,000	528,338
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs.:
(Trustees Univ. Proj.) 5.5% 7/15/38	4,380,000	4,662,773
(Univ. of Pennsylvania Proj.) Series A, 5.9% 9/1/15	1,200,000	1,217,292
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series A:
5% 5/1/16 (MBIA Insured)	1,135,000	1,227,332
5% 5/1/18 (MBIA Insured)	1,220,000	1,304,619
6% 5/1/24 (Pre-Refunded to 5/1/09 @ 100) (d)	4,075,000	4,500,715
6% 5/1/29 (Pre-Refunded to 5/1/09 @ 100) (d)	3,470,000	3,832,511
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,770,925
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured)	1,000,000	1,083,980
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,176,520
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	$ 1,000,000	$ 1,075,680
5.25% 8/1/11 (FSA Insured)	1,000,000	1,081,130
Series 2001 A:
6% 1/15/22	400,000	439,716
6% 1/15/31	1,000,000	1,091,220
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	542,510
Pennsylvania Hsg. Fin. Agcy. Series 54A, 5.375% 10/1/28 (c)	505,000	509,414
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,199,048
7% 1/1/07 (AMBAC Insured)	1,000,000	1,070,210
Pennsylvania Pub. School Bldg. Auth. School Rev.:
(Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	542,405
(Philadelphia School District Proj.) 5% 6/1/33 (FSA Insured)	3,000,000	3,078,600
Pennsylvania State Univ.:
5% 9/1/29	1,550,000	1,604,638
5% 9/1/35	4,485,000	4,620,626
Pennsylvania Tpk. Commission Registration Fee Rev.:
Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,080,450
5% 7/15/41 (AMBAC Insured)	4,500,000	4,613,085
5.25% 7/15/41 (AMBAC Insured)	1,800,000	1,875,564
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,241,320
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (c)	2,000,000	2,141,180
5.375% 6/15/11 (FGIC Insured) (c)	3,770,000	4,032,543
6% 6/15/08 (FGIC Insured) (c)	3,000,000	3,226,530
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/07 (FSA Insured)	4,000,000	4,169,160
Third Series, 5% 8/1/06 (FSA Insured)	1,000,000	1,027,530
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,660,410
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,055,220
5.5% 5/15/08	1,000,000	1,068,170
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev.:
(Jeanes Hosp. Proj.) 5.875% 7/1/17	$ 400,000	$ 419,236
(Pennsylvania Hosp. Proj.) 6.25% 7/1/06 (Escrowed to Maturity) (d)	2,600,000	2,711,592
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	788,850
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,185,160
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	1,026,980
Philadelphia School District:
Series 2002 A:
5.5% 2/1/26 (Pre-Refunded to 2/1/12 @ 100) (d)	3,565,000	3,962,212
5.5% 2/1/31 (Pre-Refunded to 2/1/12 @ 100) (d)	1,000,000	1,111,420
Series A, 5.75% 2/1/16 (Pre-Refunded to 2/1/11 @ 100) (d)	500,000	559,045
Series B, 5.625% 8/1/15 (FGIC Insured)	1,500,000	1,659,315
Series D, 5.125% 6/1/34 (FGIC Insured)	1,800,000	1,879,434
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,703,803
Series A:
5% 11/1/31 (FGIC Insured)	1,000,000	1,024,660
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,269,160
Pittsburgh Gen. Oblig.:
Series 2003 A:
5.5% 9/1/16 (AMBAC Insured)	5,000,000	5,423,350
5.75% 9/1/22 (Pre-Refunded to 9/1/09 @ 100) (d)	800,000	876,632
Series 2003 D, 5% 9/1/06 (FGIC Insured)	250,000	257,768
Series A, 6% 3/1/07 (MBIA Insured)	2,735,000	2,893,603
5.5% 9/1/12 (AMBAC Insured)	1,065,000	1,120,487
Pittsburgh School District Series C:
0% 8/1/07 (AMBAC Insured)	2,610,000	2,420,070
0% 8/1/08 (AMBAC Insured)	2,000,000	1,786,320
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,688,898
Quaker Valley School District 5.5% 4/1/25 (Pre-Refunded to 4/1/14 @ 100) (d)	1,020,000	1,149,336
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,620,700
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	$ 790,000	$ 862,704
5.375% 4/1/17 (FSA Insured)	830,000	900,035
5.375% 4/1/18 (FSA Insured)	875,000	947,721
Tredyffrin-Easttown School District:
5.5% 2/15/13 (Pre-Refunded to 8/15/10 @ 100) (d)	1,015,000	1,121,758
5.5% 2/15/16 (Pre-Refunded to 8/15/10 @ 100) (d)	2,140,000	2,365,085
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,031,726
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	2,030,745
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	2,759,671
0% 8/1/16 (Escrowed to Maturity) (d)	2,955,000	1,809,287
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (b)(c)	2,700,000	2,791,422
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,558,600
0% 8/15/20 (FGIC Insured)	2,500,000	1,206,425
Series C, 0% 8/15/17 (Escrowed to Maturity) (d)	2,500,000	1,418,050
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,351,554
		282,284,057
Puerto Rico - 1.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	400,000	445,800
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	2,600,000	2,805,478
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	$ 1,000,000	$ 1,102,410
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	500,000	554,575
		4,908,263
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $278,610,906)		291,265,508
NET OTHER ASSETS - 3.0%		9,102,722
NET ASSETS - 100%		$ 300,368,230
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $279,259,112. Net unrealized appreciation aggregated $12,006,396, of which $12,806,453 related to appreciated investment securities and $800,057 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Municipal Income Fund

March 31, 2005

1.815010.100

HIY-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,205
Cullman Med. Park South Med. Clinic Board Rev. (Cullman Reg'l. Med. Ctr. Proj.) Series A, 6.5% 2/15/23	4,000	4,013
Jefferson County Ltd. Oblig. School Warrants Series A, 5.5% 1/1/22	2,900	3,101
Jefferson County Swr. Rev. Series 1997 D, 5.7% 2/1/18 (Pre-Refunded to 2/1/07 @ 101) (g)	100	106
		9,425
Alaska - 0.1%
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/09 (MBIA Insured)	5,000	4,279
Arizona - 0.7%
Arizona School Facilities Board Ctfs. of Prtn.:
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (g)	2,535	2,809
Series C:
5% 9/1/14 (FSA Insured)	2,000	2,182
5% 9/1/15 (FSA Insured)	1,815	1,953
Arizona School Facilities Board State School Impt. Rev. 5.25% 7/1/20	1,000	1,080
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (f)	2,000	2,118
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5.4% 4/1/05	2,935	2,935
5.65% 4/1/06	3,625	3,683
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (g)	2,000	2,448
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	3,250	3,466
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,645	2,841
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (d)(f)	5,500	5,512
		31,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	$ 6,500	$ 6,770
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	3,840	4,241
		11,011
California - 9.3%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	3,925	1,154
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,012
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (FGIC Insured)	7,500	7,976
5.75% 5/1/17	4,900	5,397
Series A:
5.25% 5/1/11 (FSA Insured)	5,000	5,486
5.5% 5/1/15 (AMBAC Insured)	8,800	9,701
5.875% 5/1/16	7,500	8,356
6% 5/1/14 (MBIA Insured)	3,500	3,991
6% 5/1/15	9,300	10,457
California Econ. Recovery:
Series 2004 A, 5% 7/1/16	10,700	11,270
Series A:
5.25% 7/1/13 (MBIA Insured)	5,300	5,843
5.25% 7/1/14 (FGIC Insured)	2,800	3,088
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,259
0% 10/1/17 (MBIA Insured)	2,050	1,138
0% 10/1/18 (MBIA Insured)	1,675	875
0% 10/1/22 (MBIA Insured)	5,000	2,065
California Gen. Oblig.:
Series 1999, 5.75% 12/1/12 (FGIC Insured)	5,000	5,627
5% 2/1/11	8,000	8,579
5.125% 9/1/12	2,000	2,139
5.25% 2/1/11	1,000	1,085
5.25% 3/1/12	2,300	2,514
5.25% 3/1/13	3,530	3,869
5.25% 2/1/14	7,600	8,278
5.25% 2/1/15	18,300	19,864
5.25% 2/1/16	4,300	4,639
5.25% 2/1/19	5,620	6,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 2/1/12	$ 8,000	$ 8,830
5.5% 3/1/12	2,000	2,188
5.5% 4/1/30	3,800	4,084
5.5% 11/1/33	7,900	8,451
5.75% 12/1/24	3,340	3,679
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15 (MBIA Insured)	187	85
Series G:
5.9% 2/1/09 (MBIA Insured) (f)	1,000	1,024
5.9% 8/1/09 (MBIA Insured) (f)	2,000	2,048
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (d)(f)	8,800	8,812
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender 4/1/12 (c)(d)(f)	1,000	1,002
California Pub. Works Board Lease Rev.:
(Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,072
Series 2005 A, 5.25% 6/1/30 (c)	7,800	8,092
Series B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured) (c)	1,575	1,682
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured) (c)	2,860	3,034
California State Univ. Rev. & Colleges Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	9,775	10,819
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (d)	4,000	3,917
Compton Cmnty. Redev. Agcy. (Tax Allocation-Compton Redev. Proj.) Series A, 6.5% 8/1/13 (FSA Insured)	4,000	4,132
Encinitas Union School District 0% 8/1/20 (MBIA Insured)	3,500	1,647
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	5,116
0% 1/15/27 (b)	2,500	2,028
5% 1/15/16 (MBIA Insured)	2,800	2,941
5.75% 1/15/40	6,300	6,360
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	1,645	1,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp.: - continued
Series 2003 A1:
6.75% 6/1/39	$ 8,800	$ 9,267
Series 2003 B:
5% 6/1/08	1,400	1,461
5% 6/1/10	2,000	2,115
5% 6/1/12	2,255	2,388
5.75% 6/1/21	10,000	10,697
5.75% 6/1/23	3,400	3,596
Laguna Salada Union School District Series C, 0% 8/1/30 (FGIC Insured)	2,095	554
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,076
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,190
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	9,400	10,368
5.375% 7/1/18 (MBIA Insured)	14,600	15,986
5.5% 7/1/15 (MBIA Insured)	6,140	6,904
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,580
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	3,090	3,733
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,250
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	5,480	5,526
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	720
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6.5% 7/1/07	1,000	1,061
6.5% 7/1/09	2,200	2,327
San Diego Unified School District (Election of 1998 Proj.) Series E2:
5.5% 7/1/25 (FSA Insured)	10,000	11,376
5.5% 7/1/26 (FSA Insured)	6,700	7,620
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 10A, 5.55% 5/1/14 (MBIA Insured) (f)	5,875	6,161
Second Series 27A, 5.5% 5/1/09 (MBIA Insured) (f)	4,330	4,658
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/15/12 (MBIA Insured)	9,900	7,549
0% 1/15/34 (MBIA Insured)	10,000	2,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A: - continued
5.25% 1/15/30 (MBIA Insured)	$ 3,600	$ 3,769
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	1,787
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,704
Univ. of California Revs. (UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	2,990	3,292
5.5% 5/15/16 (AMBAC Insured)	3,155	3,465
5.5% 5/15/17 (AMBAC Insured)	3,325	3,634
5.5% 5/15/19 (AMBAC Insured)	3,700	4,030
5.5% 5/15/22 (AMBAC Insured)	1,000	1,085
5.5% 5/15/23 (AMBAC Insured)	1,000	1,083
Series B:
5.5% 5/15/15 (AMBAC Insured)	5,105	5,693
5.5% 5/15/16 (AMBAC Insured)	6,500	7,228
5.5% 5/15/17 (AMBAC Insured)	6,860	7,556
		429,984
Colorado - 1.8%
Arapahoe County Cherry Creek School District #5 5.5% 12/15/19	3,500	3,788
Colorado Health Facilities Auth. Rev. Series 2001:
6.5% 11/15/31	5,040	5,533
6.625% 11/15/26	2,700	2,981
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,440
0% 1/1/10 (MBIA Insured)	1,500	1,242
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	33,385	34,870
Dawson Ridge Metropolitan District # 1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (g)	30,000	12,439
Denver Health & Hosp. Auth. Health Care Rev. Series A, 6.25% 12/1/33	2,000	2,116
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,705
5.75% 12/15/22 (FGIC Insured)	1,000	1,133
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	10,000	11,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Longmont Sales & Use Tax Rev. 5.7% 11/15/18 (FGIC Insured)	$ 2,280	$ 2,518
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (AMBAC Insured)	1,000	1,098
5.5% 6/15/19 (AMBAC Insured)	1,000	1,092
		83,073
Connecticut - 0.2%
Connecticut Gen. Oblig.:
Series 2002 B, 5.5% 6/15/18	4,300	4,722
Series D, 5.375% 11/15/18	4,000	4,360
		9,082
District Of Columbia - 1.2%
District of Columbia Gen. Oblig.:
Series 1998 A, 5.25% 6/1/27 (MBIA Insured)	17,330	18,171
Series B, 0% 6/1/12 (MBIA Insured)	8,800	6,554
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	12,600	13,854
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	2,000	2,185
6% 4/1/18 (MBIA Insured)	13,835	15,137
		55,901
Florida - 1.9%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	3,300	3,776
Collier County School Board Ctfs. of Prtn. 5% 2/15/15 (FSA Insured)	7,800	8,338
Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 6% 10/1/24 (MBIA Insured) (f)	3,750	3,874
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/14 (Pre-Refunded to 7/1/10 @ 101) (g)	1,000	1,135
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
5.25% 11/15/12	3,935	4,134
5.25% 11/15/13	3,140	3,286
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.) Series 13 Issue 2, 5.375% 10/1/16 (MBIA Insured)	4,535	4,687
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (g)	2,465	2,757
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Port Auth. Rev.:
5.5% 11/1/06 (MBIA Insured) (f)	$ 2,840	$ 2,912
5.75% 11/1/09 (MBIA Insured) (f)	1,000	1,059
Miami-Dade County Edl. Facilities Auth. Rev. 5.75% 4/1/29 (AMBAC Insured)	5,000	5,507
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (d)	3,600	3,838
Orange County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 5.625% 11/15/32	2,000	2,110
Palm Beach County School Board Ctfs. of Prtn. Series A:
5.5% 8/1/21 (Pre-Refunded to 8/1/11 @ 101) (g)	6,135	6,874
5.5% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,210	9,200
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (f)	5,000	5,365
6% 4/1/09 (AMBAC Insured) (f)	8,090	8,818
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured) (c)	1,645	1,773
5% 7/1/20 (MBIA Insured) (c)	1,745	1,845
South Broward Hosp. District Rev. 5.625% 5/1/32 (MBIA Insured)	2,630	2,885
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,184
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured) (c)	4,325	4,568
		89,925
Georgia - 2.1%
Atlanta & Fulton County Resource Auth. Rev. (Downtown Area Pub. Impt. Proj.) Series A, 5.375% 12/1/21 (MBIA Insured)	6,000	6,393
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	8,000	8,214
5% 11/1/43 (FSA Insured)	44,700	45,619
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	12,100	12,843
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	5,800	6,448
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	162
Gainesville & Hall County Hosp. Auth. Rev. Anticipation Ctfs. (Northeast Georgia Health Sys., Inc. Proj.) 5.5% 5/15/31	4,500	4,626
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.):
Series 1999 A, 5.5% 11/1/31	$ 3,800	$ 4,076
Series A, 5.5% 11/1/24	5,000	5,427
Richmond County Dev. Auth. Rev.:
(Southern Care Corp. Facility Proj.) Series A, 0% 12/1/21 (Escrowed to Maturity) (g)	5,590	2,437
Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	2,200	959
		97,204
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,904
Series 2000 B, 8% 7/1/11 (FGIC Insured) (f)	9,250	11,229
Hawaii Gen. Oblig.:
Series CN, 5.25% 3/1/12 (FGIC Insured)	17,300	18,292
Series CU, 5.75% 10/1/12 (MBIA Insured)	2,130	2,358
Honolulu City and County Wastewtr. Sys. Sr. Series 2001 5.5% 7/1/18 (AMBAC Insured)	1,090	1,181
		35,964
Idaho - 0.2%
Boise City Urban Renewal Agcy. Lease Rev. 5.9% 8/15/29 (AMBAC Insured)	6,950	7,688
Illinois - 13.8%
Chicago Board of Ed.:
Series A:
0% 12/1/16 (FGIC Insured)	3,200	1,862
5.5% 12/1/28 (MBIA Insured)	4,960	5,319
5.75% 12/1/27 (AMBAC Insured)	5,255	5,696
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	11,533
0% 1/1/15 (FGIC Insured)	20,000	12,868
0% 1/1/26 (FGIC Insured)	16,000	5,653
0% 1/1/28 (FGIC Insured)	23,555	7,429
0% 1/1/30 (FGIC Insured)	18,670	5,268
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	8,400	9,437
Series A, 5.75% 1/1/40 (FGIC Insured)	18,500	20,415
Series 2000 C, 5.5% 1/1/40 (FGIC Insured)	14,750	15,790
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	16,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series A:
5% 1/1/41 (MBIA Insured)	$ 1,300	$ 1,316
5% 1/1/42 (AMBAC Insured)	18,955	19,195
5.25% 1/1/22 (MBIA Insured)	2,085	2,217
5.5% 1/1/38 (MBIA Insured)	21,500	23,103
Series C, 5.7% 1/1/30 (FGIC Insured)	15,415	16,951
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	24,825	25,807
Series B:
5.25% 1/1/13 (MBIA Insured) (f)	2,910	3,001
5.25% 1/1/14 (MBIA Insured) (f)	3,060	3,153
6% 1/1/08 (MBIA Insured) (f)	2,170	2,289
6% 1/1/10 (MBIA Insured) (f)	2,435	2,579
6.125% 1/1/11 (MBIA Insured) (f)	2,580	2,738
Chicago Motor Fuel Tax Rev. Series A, 5.25% 1/1/19 (AMBAC Insured)	1,780	1,911
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (f)	10,000	10,778
Series A:
5.5% 1/1/16 (AMBAC Insured) (f)	10,770	11,224
5.5% 1/1/16 (Pre-Refunded to 1/1/07 @ 102) (f)(g)	1,230	1,307
5.6% 1/1/10 (AMBAC Insured)	4,500	4,676
6.25% 1/1/09 (AMBAC Insured) (f)	6,040	6,445
Series B, 5.75% 1/1/30 (AMBAC Insured)	13,420	14,604
Chicago Park District:
Series 2001 A:
5.5% 1/1/19 (FGIC Insured)	3,100	3,351
5.5% 1/1/20 (FGIC Insured)	3,200	3,454
Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	5,053
5.25% 1/1/19 (FGIC Insured)	3,000	3,222
5.25% 1/1/20 (FGIC Insured)	2,195	2,349
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (g)	11,670	12,403
5.5% 1/1/17 (Escrowed to Maturity) (g)	1,135	1,247
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 5% 6/1/07 (AMBAC Insured)	9,950	9,990
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	4,413
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig. Series C, 5.5% 11/15/26 (AMBAC Insured)	$ 5,120	$ 5,543
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,085
5.25% 1/1/22	2,000	2,146
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,462
5% 7/1/18 (AMBAC Insured)	1,450	1,531
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,048
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,883
5.5% 9/1/19	4,405	4,831
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (d)	3,350	3,364
Series 2005 A:
5.25% 7/1/41	755	785
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	305	337
Series A, 5.125% 7/1/38	1,585	1,620
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)(d)	3,600	3,566
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,451
5.25% 12/1/20 (FSA Insured)	2,000	2,158
5.375% 12/1/14 (FSA Insured)	5,000	5,498
5.375% 7/1/15 (MBIA Insured)	3,700	4,041
5.5% 4/1/16 (FSA Insured)	1,300	1,430
5.5% 8/1/16 (MBIA Insured)	13,000	14,348
5.5% 8/1/17 (MBIA Insured)	7,500	8,288
5.5% 2/1/18 (FGIC Insured)	1,000	1,096
5.5% 8/1/18 (MBIA Insured)	5,000	5,512
5.75% 12/1/18 (MBIA Insured)	1,200	1,323
5.5% 4/1/17 (MBIA Insured)	7,065	7,616
5.6% 4/1/21 (MBIA Insured)	7,500	8,091
5.7% 4/1/16 (MBIA Insured)	7,350	8,032
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,567
7% 5/15/22	5,000	5,542
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	$ 4,200	$ 4,606
6% 7/1/33	3,775	3,988
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,360
7% 4/1/14	1,500	1,786
(Riverside Health Sys. Proj.) 6.85% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (g)	5,025	5,928
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (g)	6,975	8,107
6.75% 2/15/15	1,000	1,118
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	6,054
Illinois Sales Tax Rev. 6% 6/15/20	4,600	5,123
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A:
5.5% 1/1/16 (Pre-Refunded to 1/1/12 @ 100) (g)	5,680	6,324
5.5% 1/1/17 (Pre-Refunded to 1/1/12 @ 100) (g)	3,230	3,596
Kane County School District #129, Aurora West Side:
Series A:
5.75% 2/1/17 (FGIC Insured)	3,655	4,040
5.75% 2/1/20 (FGIC Insured)	7,360	8,080
6% 2/1/23 (FGIC Insured)	1,335	1,501
Kane, Cook & DuPage Counties School District #46 Elgin 6.375% 1/1/18 (Pre-Refunded to 1/1/11 @ 100) (g)	1,850	2,130
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville:
5.5% 12/1/16 (MBIA Insured)	2,500	2,729
5.5% 12/1/17 (MBIA Insured)	4,000	4,360
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,233
5.625% 3/1/21 (AMBAC Insured)	2,505	2,799
5.75% 3/1/19 (AMBAC Insured)	2,240	2,551
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	15,000	3,552
0% 6/15/41 (MBIA Insured)	3,950	589
5.75% 6/15/41 (MBIA Insured)	26,420	29,291
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series 2002 B, 0% 6/15/20 (MBIA Insured) (b)	$ 2,000	$ 1,494
Series A:
0% 6/15/08 (MBIA Insured)	3,820	3,429
0% 6/15/11 (Escrowed to Maturity) (g)	6,000	4,755
0% 6/15/15 (FGIC Insured)	15,000	9,435
0% 6/15/19 (FGIC Insured)	2,225	1,129
0% 6/15/20 (FGIC Insured)	3,450	1,658
0% 6/15/36 (MBIA Insured)	25,190	4,927
0% 12/15/38 (MBIA Insured)	18,000	3,069
5.25% 12/15/10 (AMBAC Insured)	12,950	13,561
6.65% 6/15/12 (FGIC Insured)	250	252
Series 2002:
0% 6/15/10 (Escrowed to Maturity) (g)	16,640	13,643
0% 6/15/13 (Escrowed to Maturity) (g)	4,155	2,979
0% 6/15/13 (FGIC Insured)	5,430	3,810
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,093
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,265
0% 4/1/17 (MBIA Insured)	16,270	9,246
0% 4/1/20 (MBIA Insured)	8,000	3,861
		634,958
Indiana - 2.0%
Anderson Ind. School Bldg. Corp.:
5.5% 7/15/18 (FSA Insured)	1,780	1,968
5.5% 7/15/19 (FSA Insured)	1,855	2,045
5.5% 7/15/24 (FSA Insured)	1,460	1,594
5.5% 1/15/28 (FSA Insured)	2,500	2,715
Hamilton Southeastern Cumberland Campus School Bldg. Corp. 5.125% 1/15/23 (AMBAC Insured)	1,250	1,310
Hammond School Bldg. Corp. 5% 7/15/16 (MBIA Insured)	1,845	1,981
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,051
5% 2/1/20 (MBIA Insured)	1,635	1,725
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (f)	7,350	7,622
Indiana Health Facilities Fing. Auth. Hosp. Rev.:
(Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	2,500	3,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facilities Fing. Auth. Hosp. Rev.: - continued
5.5% 2/15/30 (MBIA Insured)	$ 5,295	$ 5,623
Indiana Trans. Fin. Auth. Hwy. Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	909
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	1,000	1,052
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A:
5.25% 7/1/33 (MBIA Insured)	35,240	36,744
5.5% 1/1/18 (MBIA Insured)	1,250	1,365
Muncie School Bldg. Corp.:
5.25% 1/10/14 (MBIA Insured) (c)	1,215	1,326
5.25% 7/10/14 (MBIA Insured) (c)	1,760	1,922
Petersburg Poll. Cont. Rev.:
(Indianapolis Pwr. & Lt. Co. Proj.) 5.9% 12/1/24 (f)	10,000	10,481
5.95% 12/1/29 (f)	2,000	2,088
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC Insured)	2,000	2,132
Westfield Washington Multi-School Bldg. Corp. Series A:
5% 7/15/15 (FSA Insured)	1,360	1,469
5% 7/15/18 (FSA Insured)	1,500	1,587
		92,768
Iowa - 0.7%
Iowa Fin. Auth. Hosp. Facilities Rev.:
5.875% 2/15/30 (AMBAC Insured)	15,000	16,396
6.625% 2/15/12	2,000	2,236
6.75% 2/15/13	1,000	1,113
6.75% 2/15/14	1,280	1,419
6.75% 2/15/15	1,000	1,105
6.75% 2/15/17	1,000	1,102
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	10,000	9,285
		32,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	$ 7,800	$ 8,045
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,949
		12,994
Kentucky - 2.3%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,035
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	15,750	16,766
5.75% 5/15/33 (FGIC Insured)	65,000	71,467
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (f)	1,545	1,640
5.5% 7/1/10 (FSA Insured) (f)	3,800	4,083
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/10 (AMBAC Insured)	7,440	6,216
		104,207
Louisiana - 0.6%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,221
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	5,479
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	14,143
0% 9/1/11 (AMBAC Insured)	3,665	2,831
0% 9/1/14 (AMBAC Insured)	3,500	2,303
		27,977
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	3,000	3,180
Maryland - 0.3%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Residential Proj.) Series B, 5.05% 9/1/19 (f)	175	176
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (g)	1,605	1,796
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (g)	$ 995	$ 1,114
(Univ. of Maryland Med. Sys. Proj.) 6.75% 7/1/30	10,415	11,751
		14,837
Massachusetts - 7.1%
Massachusetts Bay Trans. Auth.:
Series 2000 A, 5.25% 7/1/30	7,105	7,687
Series A, 5.75% 3/1/26	17,795	19,345
Series B, 6.2% 3/1/16	3,800	4,425
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (f)	3,460	3,564
Series B Issue E:
5.75% 7/1/05 (AMBAC Insured) (f)	710	714
5.85% 7/1/06 (AMBAC Insured) (f)	845	857
5.95% 7/1/07 (AMBAC Insured) (f)	910	923
6.05% 7/1/08 (AMBAC Insured) (f)	935	949
6.15% 7/1/10 (AMBAC Insured) (f)	375	380
6.25% 7/1/11 (AMBAC Insured) (f)	230	233
6.3% 7/1/12 (AMBAC Insured) (f)	230	233
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	10,000	11,054
5.75% 6/15/12	5,000	5,497
5.75% 6/15/13	5,000	5,514
Massachusetts Gen. Oblig.:
Series 2005 A:
5% 3/1/21 (FSA Insured)	20,000	21,004
5% 3/1/22	6,500	6,789
Series D, 5.25% 10/1/21 (Pre-Refunded to 10/1/13 @ 100) (g)	9,000	9,871
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	3,975	3,990
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	2,000	2,214
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	3,800	3,872
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,327
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,701
(Univ. of Massachusetts Proj.) Series A, 5.875% 10/1/29 (FGIC Insured)	10,000	11,185
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,705	5,879
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A, 4.95% 12/1/06	$ 2,000	$ 2,038
Series A, 4.85% 12/1/05	2,200	2,220
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/06	30,800	29,518
0% 8/1/08	5,000	4,450
0% 8/1/09	21,800	18,425
0% 8/1/10	2,000	1,612
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (g)	3,010	3,090
Massachusetts Port Auth. Rev. Series 1999 C, 5.75% 7/1/29 (FSA Insured)	15,845	17,319
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	15,000	16,825
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	14,937
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,185
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	16,215	16,291
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	96
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (FGIC Insured)	33,000	36,657
Route 3 North Trans. Impt. Assoc. Lease Rev. 5.75% 6/15/16 (MBIA Insured)	4,850	5,357
		326,227
Michigan - 1.6%
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry 5.5% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (g)	7,000	7,714
Clarkston Cmnty. Schools 5.375% 5/1/20	1,775	1,957
Detroit Gen. Oblig. Series A, 5% 4/1/10 (FSA Insured)	3,870	4,148
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	4,520	4,707
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	1,425	1,549
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	1,460	1,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (g)	$ 4,750	$ 4,902
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (g)	4,000	4,153
Series X, 6% 8/15/34 (MBIA Insured)	10,675	11,796
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (g)	420	445
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,189
Michigan Muni. Bond Auth. Rev. (State Revolving Fund Prog.) 5.125% 10/1/20	18,300	19,189
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,265
5.5% 1/1/14	3,695	3,827
6.25% 1/1/09	400	437
		75,885
Minnesota - 1.0%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,110
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	9,700	9,825
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	6,000	6,611
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	12,000	13,061
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	8,500	9,410
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series C, 5.25% 10/1/13 (AMBAC Insured)	2,000	2,024
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,857
5.25% 12/1/19	2,850	3,084
Waconia Independent School District #110 Series A, 5% 2/1/15 (FSA Insured)	1,155	1,232
		48,214
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	4,000	4,269
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	$ 1,780	$ 1,974
Series 2003 A:
5.125% 1/1/19	5,000	5,330
5.25% 1/1/18	1,280	1,378
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (f)	205	205
		8,887
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (d)	7,700	8,078
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.):
Series 1996, 6.875% 6/1/20 (Escrowed to Maturity) (g)	5,125	5,619
6.875% 6/1/20 (Escrowed to Maturity) (g)	2,005	2,198
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	2,000	2,057
		17,952
Nevada - 1.3%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (f)	4,310	4,607
5.375% 7/1/19 (AMBAC Insured) (f)	1,100	1,171
5.375% 7/1/21 (AMBAC Insured) (f)	1,600	1,689
Clark County Gen. Oblig.:
Series 2000, 5.5% 7/1/30 (MBIA Insured)	4,500	4,798
5.5% 7/1/21 (MBIA Insured)	1,100	1,183
Clark County School District Series F, 5.5% 6/15/16 (FSA Insured)	3,600	4,013
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,781
Nevada Gen. Oblig. (Cap. Impt. Proj.) Series B, 5.25% 6/1/11 (Pre-Refunded to 6/1/08 @ 100) (g)	5,025	5,355
Truckee Meadows Wtr. Auth. Wtr. Rev. 5.25% 7/1/34 (FSA Insured)	18,855	19,626
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,384
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B: - continued
0% 7/1/13 (FSA Insured)	$ 4,590	$ 3,207
0% 7/1/14 (FSA Insured)	3,000	1,987
		57,801
New Hampshire - 0.2%
Nashua Gen. Oblig. 5.25% 9/15/18	1,000	1,080
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(f)	6,100	6,041
		7,121
New Jersey - 1.8%
Elizabeth Gen. Oblig.:
5% 8/15/07 (MBIA Insured) (c)	1,935	2,011
5.25% 8/15/08 (MBIA Insured) (c)	1,000	1,058
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/14 (AMBAC Insured)	2,440	2,632
New Jersey Econ. Dev. Auth. Rev. Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	9,500	10,743
New Jersey Gen. Oblig.:
Series 2005 M, 5.25% 7/15/10 (AMBAC Insured) (c)	2,840	3,077
Series 2005 N, 5.25% 7/15/11 (AMBAC Insured) (c)	2,890	3,101
New Jersey Health Care Facilities Fing. Auth. Rev. (Christ Hosp. Group Issue Proj.) 7% 7/1/06 (Escrowed to Maturity) (g)	1,635	1,684
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 A, 3.15%, tender 1/1/10 (AMBAC Insured) (d)	10,900	10,660
Series A, 5.625% 1/1/15 (MBIA Insured)	1,475	1,599
New Jersey Trans. Trust Fund Auth.:
Series 2003 C:
5.5% 6/15/16 (Pre-Refunded to 6/15/13 @ 100) (g)	2,000	2,245
5.5% 6/15/24 (Pre-Refunded to 6/15/13 @ 100) (g)	2,000	2,245
Series B, 5.5% 12/15/21 (MBIA Insured)	5,000	5,690
North Hudson Swr. Auth. Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,517
5.25% 8/1/19 (FGIC Insured)	2,735	2,952
Ocean County Utils. Auth. Wastewtr. Rev. 5.25% 1/1/07	1,265	1,299
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	$ 4,200	$ 4,218
5.75% 6/1/32	9,415	9,364
6.125% 6/1/24	8,500	8,716
6.125% 6/1/42	4,500	4,506
Warren County Poll. Cont. Fing. Auth. Resource Recovery Rev. 6.55% 12/1/06 (MBIA Insured)	1,000	1,006
		82,323
New Mexico - 0.6%
Albuquerque Arpt. Rev.:
6.5% 7/1/08 (AMBAC Insured) (f)	1,500	1,634
6.7% 7/1/18 (AMBAC Insured) (f)	2,500	2,733
6.75% 7/1/09 (AMBAC Insured) (f)	1,150	1,287
6.75% 7/1/10 (AMBAC Insured) (f)	1,700	1,919
6.75% 7/1/12 (AMBAC Insured) (f)	1,935	2,240
Bernalillo County Gross Receipt Tax Rev. 5.25% 10/1/26	5,790	6,056
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (f)	5,000	5,238
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,283
		27,390
New York - 10.5%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/14 (FSA Insured)	3,500	3,958
5.75% 5/1/15 (FSA Insured)	7,870	8,852
5.75% 5/1/16 (FSA Insured)	7,120	8,101
5.75% 5/1/18 (FSA Insured)	12,680	14,298
5.75% 5/1/20 (FSA Insured)	8,000	9,011
5.75% 5/1/21 (FSA Insured)	5,420	6,076
5.75% 5/1/22 (FSA Insured)	1,000	1,124
5.75% 5/1/23 (FSA Insured)	1,750	1,939
5.75% 5/1/24 (FSA Insured)	3,000	3,360
5.75% 5/1/25 (FSA Insured)	3,400	3,808
5.75% 5/1/26 (FSA Insured)	5,200	5,811
Metropolitan Trans. Auth. Dedicated Tax Fund Series A:
5% 11/15/31 (Pre-Refunded to 11/15/11 @ 100) (g)	6,900	7,502
5.5% 11/15/26 (FSA Insured)	2,200	2,388
Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5% 11/15/30 (FSA Insured)	10,000	10,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Rev.: - continued
Series F, 5.25% 11/15/27 (MBIA Insured)	$ 3,400	$ 3,605
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,227
Series A, 5.5% 1/1/20 (MBIA Insured)	4,200	4,626
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,203
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (g)	14,250	15,926
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	2,300	2,471
Nassau County Interim Fin. Auth. Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	1,000	1,112
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	6,300	7,163
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,800
Series 2005 J, 5% 3/1/20	14,035	14,556
Series A, 5.25% 11/1/14 (MBIA Insured)	1,850	2,013
Series B, 5.75% 8/1/14	2,000	2,207
Series C, 5.75% 3/15/27 (FSA Insured)	4,000	4,446
Series E, 6% 8/1/11	165	174
Series G, 5.25% 8/1/14 (AMBAC Insured)	2,500	2,708
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (f)	1,485	1,544
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (f)	500	508
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	3,300	3,423
Series A:
5.125% 6/15/34 (MBIA Insured)	13,800	14,359
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (g)	12,500	14,394
Series B, 5.125% 6/15/31	10,545	10,891
Series G, 5.125% 6/15/32	2,000	2,059
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/27 (MBIA Insured)	6,500	6,884
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	6,000	6,233
New York Local Govt. Assistance Corp. Series C, 5.5% 4/1/17	21,915	24,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	$ 4,370	$ 4,724
5.75% 7/1/13	8,750	9,686
Series C, 7.5% 7/1/10 (FGIC Insured)	24,650	27,468
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	3,770	4,041
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (FGIC Insured)	6,865	8,033
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14	690	933
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,366
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	4,205	4,352
4.875% 6/15/20	8,500	8,770
5% 6/15/15	3,015	3,193
New York State Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,385	1,430
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	3,500	3,824
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	2,350	2,557
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (MBIA Insured)	12,100	13,772
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	14,360	16,333
Series C1, 5.5% 3/15/20 (Pre-Refunded to 3/15/13 @ 100) (g)	2,795	3,147
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	2,190	2,337
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	2,800	3,084
Niagara Falls City Niagara County Pub. Impt. (Pub. Impt. Proj.) 7.5% 3/1/18 (MBIA Insured)	500	671
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,247
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	6,018
5.25% 6/1/22 (AMBAC Insured)	3,850	4,088
5.5% 6/1/15	33,500	36,207
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/14	$ 7,300	$ 7,871
5.5% 6/1/20	2,200	2,392
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	7,350	8,121
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22 (c)	4,000	4,174
Series A:
5% 1/1/32 (MBIA Insured)	3,000	3,069
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (g)	13,315	14,966
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (g)	2,000	2,236
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (g)	4,000	4,573
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (g)	9,860	10,770
		484,932
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	3,400	3,540
North Carolina - 4.9%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,944
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,756
5.25% 6/1/18 (AMBAC Insured)	1,620	1,747
5.25% 6/1/19 (AMBAC Insured)	1,540	1,662
5.25% 6/1/22 (AMBAC Insured)	1,620	1,737
5.25% 6/1/23 (AMBAC Insured)	1,620	1,725
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	6,380	6,534
5.125% 7/1/42	34,200	35,130
5.25% 7/1/42	9,805	10,180
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	3,600	3,910
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,675	9,267
5.75% 1/1/26	4,000	4,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series B:
5.875% 1/1/21 (MBIA Insured)	$ 22,725	$ 24,242
7% 1/1/08	9,650	10,495
7.25% 1/1/07	8,375	8,906
Series C:
5.25% 1/1/09	2,500	2,622
5.5% 1/1/07	5,950	6,153
7% 1/1/07	15,715	16,645
Series D:
5.375% 1/1/10	4,500	4,754
6.7% 1/1/19	5,000	5,545
6.75% 1/1/26	7,000	7,772
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,113
5% 2/1/20	1,500	1,580
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1992, 7.25% 1/1/07	5,200	5,546
Series 1999 B, 6.375% 1/1/08	7,000	7,528
Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,165
5.125% 1/1/17 (MBIA Insured)	31,350	32,844
		224,720
North Dakota - 0.8%
Mercer County Poll. Cont. Rev.:
(Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	31,016
(Montana-Dakota Utils. Co. Proj.) 6.65% 6/1/22 (FGIC Insured)	3,750	3,769
		34,785
Ohio - 1.3%
Cincinnati Gen. Oblig. (Police & Firemen's Disability Proj.) 6% 12/1/35	11,000	12,310
Franklin County Hosp. Rev. 5.5% 5/1/28 (AMBAC Insured)	4,265	4,564
Hilliard School District 5.75% 12/1/24 (g)	4,725	5,328
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	2,760	3,057
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/08	$ 1,225	$ 1,288
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	5,488
6% 12/1/19 (Escrowed to Maturity) (g)	5,095	5,714
6% 12/1/26 (Escrowed to Maturity) (g)	10,000	11,120
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (d)(f)	5,000	5,124
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	3,000	3,178
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,864
		61,035
Oklahoma - 1.1%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	2,080	1,597
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (FGIC Insured) (c)	2,845	3,133
5.5% 10/1/23 (FGIC Insured) (c)	3,005	3,299
5.5% 10/1/24 (FGIC Insured) (c)	3,175	3,471
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 6% 2/15/29	15,000	16,298
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	19,750	21,385
		49,183
Oregon - 0.7%
Clackamas County School District #62C, Oregon City Series 2004:
5% 6/15/18 (FSA Insured)	1,325	1,408
5% 6/15/19 (FSA Insured)	3,395	3,603
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/06	385	394
8% 7/15/07	430	440
8% 7/15/08	480	492
8% 7/15/09	540	553
8% 7/15/10	605	620
8% 7/15/11	385	394
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Swr. Sys. Rev.:
Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	$ 3,000	$ 3,319
5.75% 8/1/20 (FGIC Insured)	14,390	15,868
Washington County School District #15:
5.5% 6/15/20 (FSA Insured) (c)	1,770	2,007
5.5% 6/15/21 (FSA Insured) (c)	1,060	1,202
Yamhill County School District #029J Newberg 5.5% 6/15/20 (FGIC Insured) (c)	1,000	1,134
		31,434
Pennsylvania - 1.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (f)	6,500	6,758
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,311
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,593
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,377
6.1% 6/1/12 (AMBAC Insured)	3,000	3,435
6.125% 6/1/14 (AMBAC Insured)	5,230	6,079
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (g)	11,455	8,104
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	3,000	3,071
6.7% 9/1/14 (MBIA Insured)	1,500	1,536
6.7% 9/1/16 (Escrowed to Maturity) (g)	2,000	2,373
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (f)	8,700	9,032
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (d)(f)	5,000	4,952
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	3,600	3,834
Pennsylvania Hsg. Fin. Agcy.:
Series 54A, 5.375% 10/1/28 (f)	500	504
Series C, 8.1% 7/1/13	1,435	1,438
Philadelphia Arpt. Rev. Series 1998, 5.375% 6/15/10 (FGIC Insured) (f)	4,425	4,737
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig. Series 2003 A:
5% 2/15/10 (XL Cap. Assurance, Inc. Insured)	$ 2,000	$ 2,140
5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,080
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	3,000	3,081
Quaker Valley School District 5.5% 4/1/24 (Pre-Refunded to 4/1/14 @ 100) (g)	1,405	1,583
West Allegheny School District Series B, 5.25% 2/1/14 (FGIC Insured)	2,010	2,220
		76,238
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,573
5.75% 7/1/19 (FGIC Insured)	3,240	3,642
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (g)	6,900	7,445
5.5% 10/1/40 (Escrowed to Maturity) (g)	1,200	1,292
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	3,885	4,426
		19,378
Rhode Island - 0.3%
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	6,400	6,997
Rhode Island Health & Edl. Bldg. Corp. Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,887
5.25% 9/15/16 (AMBAC Insured)	1,815	1,989
5.25% 9/15/18 (AMBAC Insured)	1,005	1,087
5.5% 9/15/24 (AMBAC Insured)	2,000	2,188
		14,148
South Carolina - 1.0%
Charleston County Gen. Oblig. 6% 6/1/13 (Pre-Refunded to 6/1/06 @ 100) (g)	2,500	2,596
Lexington County Health Svcs. District, Inc. Hosp. Rev. 6% 11/1/18	3,500	3,888
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series B, 5.25% 1/1/11 (MBIA Insured)	8,625	9,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (g)	$ 1,500	$ 1,804
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,292
5.375% 1/1/23 (FSA Insured)	1,025	1,107
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (g)	4,000	4,834
South Carolina Ports Auth. Ports Rev. 5.5% 7/1/08 (FSA Insured) (f)	3,515	3,762
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured) (c)	2,200	2,317
Series 2005 B, 5% 1/1/19 (MBIA Insured) (c)	2,500	2,625
Series A:
5.5% 1/1/15 (FGIC Insured) (c)	5,000	5,517
5.75% 1/1/10 (MBIA Insured)	4,705	4,908
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,181
		45,893
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,179
Tennessee - 1.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,300	3,605
5.75% 1/1/14 (MBIA Insured)	2,000	2,265
7.25% 1/1/10 (MBIA Insured)	2,660	3,089
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (f)	1,500	1,635
6.25% 2/15/10 (MBIA Insured) (f)	1,000	1,105
6.25% 2/15/11 (MBIA Insured) (f)	1,415	1,577
Series B, 6.5% 2/15/09 (MBIA Insured) (f)	500	550
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (g)	3,100	3,458
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A: - continued
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (g)	$ 4,400	$ 4,932
Metropolitan Govt. Nashville & Davidson County Sports Auth. Rev. (Stadium Proj.) 5.875% 7/1/21 (AMBAC Insured)	6,455	6,773
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,688
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Escrowed to Maturity) (g)	8,410	9,770
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (g)	14,090	16,635
		62,082
Texas - 12.5%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	1,745	1,829
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,288
Austin Util. Sys. Rev. 0% 5/15/10 (MBIA Insured)	7,970	6,592
Austin Wtr. & Wastewtr. Sys. Rev. 5.5% 5/15/16 (MBIA Insured)	2,200	2,381
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	1,660	1,793
Birdville Independent School District:
0% 2/15/11	8,665	6,886
0% 2/15/13	13,690	9,874
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (d)(f)	4,815	4,914
Canyon Independent School District Series A, 5.5% 2/15/21	1,855	2,028
Cedar Hill Independent School District 0% 8/15/09	1,575	1,331
Clint Independent School District:
5.5% 8/15/19	1,055	1,156
5.5% 8/15/20	1,110	1,212
5.5% 8/15/21	1,175	1,279
Conroe Independent School District:
Series B, 0% 2/15/10	2,805	2,339
0% 2/15/11	1,500	1,192
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,618
5.25% 7/15/19 (FSA Insured)	4,000	4,363
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/12	$ 20,900	$ 15,788
0% 2/15/13	6,425	4,634
0% 2/15/14	11,465	7,796
0% 2/15/16	9,700	5,907
5.75% 2/15/19	4,400	4,844
5.75% 2/15/21	1,000	1,100
Dallas Independent School District:
Series 2005, 5.25% 8/15/10 (c)	2,810	3,024
Series 5, 5.25% 8/15/13 (c)	1,000	1,084
Denton County Lewisville Independent School District Series 2004, 5% 8/15/16	3,465	3,678
Duncanville Independent School District 5.65% 2/15/28	5,550	6,030
Edinburg Consolidated Independent School District 5.5% 2/15/30	5,025	5,334
Elgin Independent School District 5.25% 10/1/24	2,000	2,087
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	6,000	6,411
Frisco Independent School District 5.375% 8/15/17	2,715	2,964
Garland Independent School District Series A, 4% 2/15/17	5,000	4,916
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured) (c)	1,315	1,394
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,710
5.25% 4/15/16 (MBIA Insured)	1,680	1,822
5.25% 4/15/17 (MBIA Insured)	2,295	2,477
5.25% 4/15/18 (MBIA Insured)	1,915	2,056
5.25% 4/15/19 (MBIA Insured)	1,000	1,075
5.25% 4/15/20 (MBIA Insured)	1,565	1,677
Harlandale Independent School District:
5.5% 8/15/35	3,625	3,869
5.7% 8/15/30	6,290	6,877
6% 8/15/16	35	39
Harris County Gen. Oblig.:
0% 10/1/13 (MBIA Insured)	5,550	3,884
0% 10/1/14 (MBIA Insured)	11,000	7,278
0% 8/15/25 (MBIA Insured)	3,000	1,074
0% 8/15/28 (MBIA Insured)	5,000	1,507
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.375% 2/15/26	$ 3,000	$ 3,082
5.625% 2/15/13	4,625	5,024
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	1,340	1,489
7.4% 2/15/10 (Escrowed to Maturity) (g)	695	756
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) 5.5% 3/1/15 (FGIC Insured)	1,985	2,183
Houston Arpt. Sys. Rev.:
Series A:
5.625% 7/1/20 (FSA Insured) (f)	2,000	2,144
5.625% 7/1/21 (FSA Insured) (f)	3,350	3,585
6% 7/1/08 (FGIC Insured) (f)	1,000	1,077
Series B, 5.5% 7/1/30 (FSA Insured)	10,645	11,382
Houston Independent School District:
Series A, 0% 8/15/11	6,400	4,965
0% 8/15/13	9,835	6,902
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	2,809
0% 8/15/12	5,105	3,762
0% 8/15/13	3,610	2,544
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,667
0% 8/15/11	4,170	3,235
Keller Independent School District:
Series 1996 A, 0% 8/15/17	2,000	1,124
Series A, 5.125% 8/15/25	3,000	3,042
Kennedale Independent School District 5.5% 2/15/29	3,335	3,599
Killeen Independent School District:
5.25% 2/15/17	2,105	2,264
5.25% 2/15/18	1,325	1,420
La Joya Independent School District:
5.25% 2/15/23	2,940	3,133
5.5% 2/15/22	8,140	8,734
Little Elm Independent School District 5.5% 8/15/21	2,540	2,743
Lower Colorado River Auth. Rev.:
5.25% 1/1/15 (Escrowed to Maturity) (g)	6,260	6,934
5.25% 5/15/18 (AMBAC Insured)	2,020	2,170
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C: - continued
5.25% 5/15/19 (AMBAC Insured)	$ 1,000	$ 1,076
5.25% 5/15/20 (AMBAC Insured)	2,000	2,144
Mansfield Independent School District 5.5% 2/15/18	3,855	4,201
Mesquite Independent School District 5.375% 8/15/11	1,385	1,474
Midlothian Independent School District 0% 2/15/10	1,525	1,272
Midway Independent School District 0% 8/15/19	3,600	1,817
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	3,800	4,169
Navasota Independent School District 5.5% 8/15/25 (FGIC Insured) (c)	1,675	1,815
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/14 (MBIA Insured)	5,215	5,894
Northside Independent School District 5.5% 2/15/12	3,715	4,083
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,090
Prosper Independent School District 5.75% 8/15/29	1,250	1,385
Robstown Independent School District 5.25% 2/15/29	3,165	3,323
Rockwall Independent School District:
5.375% 2/15/19	1,450	1,565
5.375% 2/15/20	1,230	1,323
5.375% 2/15/21	1,560	1,678
5.625% 2/15/12	4,090	4,522
5.625% 2/15/13	1,190	1,311
5.625% 2/15/14	1,160	1,274
Round Rock Independent School District:
Series 2001 A, 5.5% 8/1/16	2,305	2,514
0% 8/15/11 (MBIA Insured)	4,300	3,347
4.5% 8/1/17	5,575	5,638
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(f)	16,000	17,143
San Antonio Elec. & Gas Systems Rev.:
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	7,000	6,165
0% 2/1/10 (Escrowed to Maturity) (g)	19,000	15,913
0% 2/1/12 (Escrowed to Maturity) (g)	7,000	5,337
5.375% 2/1/18	5,000	5,397
5.375% 2/1/19	6,000	6,477
San Antonio Gen. Oblig.:
5.5% 2/1/15	1,975	2,166
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (g)	25	28
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev.:
5.875% 5/15/19	$ 3,000	$ 3,305
6.5% 5/15/10 (Escrowed to Maturity) (g)	440	506
San Benito Consolidated Independent School District 6% 2/15/25	6,200	6,941
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured) (c)	1,035	1,109
5.25% 2/15/22 (AMBAC Insured) (c)	1,090	1,163
5.25% 2/15/30 (AMBAC Insured) (c)	1,750	1,836
Socorro Independent School District 5.375% 8/15/18	1,090	1,177
South San Antonio Independent School District 5% 8/15/17	1,025	1,084
Southlake Gen. Oblig. Series 2000 D, 5.75% 2/15/21 (AMBAC Insured)	2,345	2,549
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/17 (AMBAC Insured)	3,825	4,211
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/12	2,000	2,178
5.375% 2/1/13	3,130	3,406
5.375% 2/1/18	3,600	3,876
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	5,750	5,939
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (f)	6,655	6,946
5.25% 10/1/11	7,150	7,575
5.75% 8/1/26	5,000	5,522
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,329
0% 2/1/14 (MBIA Insured)	6,900	4,700
0% 2/1/09 (MBIA Insured)	2,000	1,747
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	40,097
5.75% 8/15/38 (AMBAC Insured)	27,550	30,430
Texas Tpk. Auth. Dallas North Tollway Rev.:
0% 1/1/10 (Escrowed to Maturity) (g)	3,000	2,542
5.25% 1/1/23 (FGIC Insured)	18,775	19,475
Texas Wtr. Dev. Board Rev. Series B, 5.625% 7/15/21	1,000	1,081
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.):
5.5% 2/1/19 (MBIA Insured)	1,665	1,821
5.5% 2/1/22 (MBIA Insured)	2,000	2,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27	$ 1,000	$ 1,024
6% 7/1/31	6,225	6,461
United Independent School District 5.25% 8/15/22 (Pre-Refunded to 8/15/12 @ 100) (g)	4,340	4,787
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @ 36.782) (g)	6,155	1,910
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (g)	2,980	1,133
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (g)	2,985	866
0% 2/15/33	6,985	1,626
White Settlement Independent School District:
5.75% 8/15/30	2,890	3,192
5.75% 8/15/34	2,400	2,643
Wichita Falls Wtr. & Swr. Rev. Series 2001, 5.375% 8/1/24 (AMBAC Insured)	3,000	3,192
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	4,005	4,353
5.5% 2/15/20 (FSA Insured)	4,520	4,898
		578,591
Utah - 2.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured)	5,640	6,101
6% 7/1/16 (Escrowed to Maturity) (g)	9,205	9,815
Series B:
5.75% 7/1/16 (MBIA Insured)	30,260	32,572
6% 7/1/16 (MBIA Insured)	29,500	31,217
Series D, 5% 7/1/21 (MBIA Insured)	12,100	12,445
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (g)	2,975	3,703
Salt Lake City School District Series B, 5% 3/1/14 (c)	3,270	3,559
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/11 (AMBAC Insured)	9,000	9,899
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	$ 3,590	$ 3,889
5.25% 4/1/17 (FSA Insured)	4,335	4,675
		117,875
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	8,600	9,687
Series A, 5.75% 12/1/18 (AMBAC Insured)	3,100	3,433
		13,120
Virginia - 0.2%
Amelia Co. Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.9%, tender 4/1/08 (d)(f)	2,200	2,200
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,470	1,744
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,444
6% 2/15/13 (AMBAC Insured)	1,460	1,672
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (f)	1,890	1,950
		10,010
Washington - 5.9%
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)(f)	2,430	2,566
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,862
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,000	985
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Series A, 8.75% 9/1/18	2,790	3,173
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2001 A, 5.5% 7/1/12 (FSA Insured)	5,000	5,516
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	31,676
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (f)	1,590	1,683
5.25% 1/1/20 (FGIC Insured) (f)	1,760	1,843
5.25% 1/1/23 (FGIC Insured) (f)	2,055	2,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	$ 22,390	$ 23,063
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,815
Port of Seattle Rev.:
Series B:
5.5% 9/1/09 (FGIC Insured) (f)	3,800	3,970
5.6% 9/1/10 (FGIC Insured) (f)	4,005	4,190
5.6% 9/1/10 (Pre-Refunded to 9/1/06 @ 101) (f)(g)	225	236
Series D:
5.75% 11/1/13 (FGIC Insured) (f)	1,500	1,658
5.75% 11/1/14 (FGIC Insured) (f)	3,055	3,363
5.75% 11/1/16 (FGIC Insured) (f)	2,250	2,462
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	3,175	3,484
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/11 (FGIC Insured)	1,155	1,208
Snohomish County School District #2, Everett 5.5% 12/1/16 (FSA Insured)	1,475	1,625
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/19 (MBIA Insured)	2,000	2,279
Tacoma Elec. Sys. Rev.:
Series 2001 A, 5.75% 1/1/20 (FSA Insured)	6,500	7,165
Series A, 5.625% 1/1/21 (FSA Insured)	10,000	10,889
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,161
Washington Gen. Oblig.:
Series 2000 A, 5.625% 7/1/24	5,185	5,579
Series 2001 C, 5.25% 1/1/16	7,070	7,613
Series C, 5.25% 1/1/26 (FSA Insured)	15,800	16,703
Series R 97A:
0% 7/1/17	7,015	3,907
0% 7/1/19 (MBIA Insured)	9,100	4,574
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series A, 5.5% 10/1/12 (MBIA Insured)	5,455	5,958
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	1,000	1,115
Series A:
5.75% 7/1/10 (MBIA Insured)	5,000	5,273
7% 7/1/08	310	346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.: - continued
Series B, 5.125% 7/1/13	$ 14,600	$ 15,487
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A:
0% 7/1/11 (Escrowed to Maturity) (g)	1,350	1,047
5.125% 7/1/11 (FSA Insured)	10,420	11,053
5.4% 7/1/12	56,550	61,930
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	2,911
0% 7/1/08 (MBIA Insured)	3,000	2,675
0% 7/1/10 (MBIA Insured)	2,800	2,280
		272,452
West Virginia - 0.6%
Marshall County Poll. Cont. Rev. (Ohio Pwr. Co./Kammer Plant Proj.) Series B, 5.45% 7/1/14 (MBIA Insured)	22,650	22,960
West Virginia Wtr. Dev. Auth. Infrastructure Rev. Series A, 5.625% 10/1/26 (FSA Insured)	5,000	5,439
		28,399
Wisconsin - 1.1%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	6,190	6,280
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	3,155	3,435
Evansville Cmnty. School District:
5% 4/1/14 (FSA Insured)	1,980	2,153
5% 4/1/15 (FSA Insured)	2,200	2,391
Menomonee Falls Wtr. Sys. Mtg. Rev. 5.875% 12/1/16 (FSA Insured)	3,375	3,548
Wisconsin Gen. Oblig.:
Series 1:
5.25% 5/1/12 (MBIA Insured) (c)	4,000	4,290
5.25% 5/1/13 (MBIA Insured) (c)	2,000	2,153
Series 2002 F, 5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (g)	3,755	4,199
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,587
5.5% 8/15/16	1,545	1,649
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.): - continued
5.75% 8/15/30	$ 14,250	$ 14,984
6.25% 8/15/22	4,300	4,702
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series F, 5.2% 9/1/26 (f)	125	126
		51,497
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (g)	5,080	6,019
TOTAL MUNICIPAL BONDS (Cost $4,412,252)		4,630,719
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 2.20% (a)(e) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $4,412,352)		4,630,819
NET OTHER ASSETS - (0.4)%		(16,173)
NET ASSETS - 100%		$ 4,614,646
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,408,541,000. Net unrealized appreciation aggregated $222,278,000, of which $234,148,000 related to appreciated investment securities and $11,870,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2005

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Spartan®
Short-Intermediate Municipal
Income Fund

1.816176.100

ASTM-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.2%
	Principal Amount (000s)	Value (000s)
Alabama - 2.4%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (d)	$ 2,000	$ 2,086
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (c)	1,750	1,819
5.25% 10/1/08 (MBIA Insured) (c)	2,900	3,042
5.75% 10/1/09 (MBIA Insured) (c)	4,000	4,300
Jefferson County Gen. Oblig. Series 2003 A, 5% 4/1/07 (MBIA Insured)	3,000	3,121
Jefferson County Ltd. Oblig. School Warrants Series A, 5% 1/1/07	2,210	2,283
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (d)	5,000	5,518
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)	13,460	14,419
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)	3,900	4,352
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)	2,025	2,180
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,038
5% 2/1/08 (MBIA Insured)	1,475	1,553
		45,711
Alaska - 1.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.15% 7/1/05 (AMBAC Insured) (c)	1,950	1,963
5.85% 7/1/13 (AMBAC Insured) (c)	3,285	3,568
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (d)	2,500	2,798
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,898
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,675
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,382
0% 6/30/07 (MBIA Insured)	7,050	6,592
0% 6/30/08 (MBIA Insured)	4,240	3,791
		29,667
Arizona - 1.0%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,190
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	$ 7,060	$ 7,993
Tucson Wtr. Rev.:
Series 2002, 5.5% 7/1/06 (FGIC Insured)	980	1,013
Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,614
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC Insured)	2,000	2,128
		18,382
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series 2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,076
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,021
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,020
4.25% 9/1/07 (FGIC Insured)	2,175	2,240
		5,357
California - 8.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	28,782
5.25% 5/1/10 (MBIA Insured)	1,200	1,311
California Econ. Recovery Series A, 5.25% 7/1/13 (MBIA Insured)	5,000	5,512
California Gen. Oblig.:
5% 2/1/09	1,640	1,742
5% 2/1/10	2,000	2,138
5% 12/1/11 (MBIA Insured)	8,000	8,726
5.125% 9/1/12	1,000	1,070
5.25% 2/1/10 (FSA Insured)	7,265	7,922
5.25% 2/1/11	5,775	6,268
5.5% 3/1/11 (FGIC Insured)	3,210	3,566
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,906
5.75% 10/1/08	1,085	1,176
6.4% 9/1/08	3,075	3,386
6.5% 9/1/10	1,740	1,988
8% 11/1/07 (FGIC Insured)	7,000	7,539
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (b)(c)	15,000	15,021
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (b)(c)	$ 5,000	$ 4,977
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,137
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,161
5% 6/1/08	6,000	6,305
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (b)	10,000	10,018
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,835
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured) (a)	1,770	1,843
5.25% 7/1/08 (MBIA Insured) (a)	855	909
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,357
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (c)	3,490	3,501
5.5% 5/15/06 (c)	3,000	3,078
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/06 (AMBAC Insured) (c)	1,495	1,548
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,745
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (e)	8,955	9,181
		158,648
Colorado - 0.5%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (d)	4,500	3,696
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (d)	2,200	2,113
0% 9/1/07 (Escrowed to Maturity) (d)	3,200	2,966
		8,775
Connecticut - 0.8%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,000	5,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2002 C, 5% 12/15/08	$ 1,930	$ 2,055
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,306
4.5% 7/1/08 (MBIA Insured)	1,045	1,092
5% 7/1/09 (MBIA Insured)	1,000	1,071
Connecticut Spl. Oblig. Series 2004 A, 5% 12/30/07	4,535	4,781
		15,716
District Of Columbia - 2.0%
District of Columbia Ctfs. of Prtn.:
(District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,308
5% 1/1/06 (AMBAC Insured)	1,000	1,017
5% 1/1/07 (AMBAC Insured)	1,000	1,035
5.25% 1/1/08 (AMBAC Insured)	935	985
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,927
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,417
Series A:
5% 6/1/06	3,480	3,562
5% 6/1/07	2,810	2,920
5.25% 6/1/09 (FSA Insured)	1,000	1,076
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,681
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/16/07 (b)(d)	9,000	9,670
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,852
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (c)	1,750	1,778
4% 10/1/07 (FSA Insured) (c)	1,000	1,019
		37,247
Florida - 5.2%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	541
Broward County School District Series A, 5% 2/15/08	5,810	6,121
Coral Gables Health Facilities Hosp. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,026
Dade County School District:
5% 8/1/07 (MBIA Insured)	1,500	1,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Dade County School District: - continued
5.2% 7/15/07 (AMBAC Insured)	$ 8,000	$ 8,411
Florida Board of Ed. Cap. Outlay Series 2005 B, 5% 6/1/09	3,500	3,745
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/14 (Pre-Refunded to 7/1/10 @ 101) (d)	500	568
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 3.35%, tender 9/1/05 (b)	20,300	20,363
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,114
4.25%, tender 8/1/07 (b)(c)	6,000	6,062
Indian River County School District 4% 4/1/06 (FSA Insured)	1,470	1,489
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/06 (AMBAC Insured)	3,365	3,442
5% 4/1/08 (AMBAC Insured)	2,825	2,985
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,599
Miami-Dade County School District Series 1994 A, 5.65% 6/1/06 (MBIA Insured)	1,545	1,596
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,476
Palm Beach County Rev. (Cmnty. Foundation Palm Beach Proj.) 2%, tender 9/1/05, LOC Northern Trust Co., Chicago (b)	2,910	2,905
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (c)	1,500	1,540
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	9,000	9,800
Seminole County School Board Ctfs. of Prtn. Series A:
4.5% 7/1/06 (MBIA Insured) (a)	1,150	1,174
4.5% 7/1/08 (MBIA Insured) (a)	1,250	1,306
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	2,000	1,957
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 4.5% 8/1/07 (FSA Insured) (a)	2,135	2,204
		97,994
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 1.2%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (d)	$ 6,000	$ 6,170
Cobb Co. Dev. Auth. Solid Waste Disp. Rev. (Georgia Waste Mgmt. Proj.) Series A, 2.1%, tender 4/1/05 (b)(c)	1,000	1,000
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	1,505	1,603
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,359
Georgia Gen. Oblig.:
Series B, 6.25% 4/1/06	1,750	1,813
Series C, 6.5% 7/1/07	2,185	2,358
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	5,074
Gwinnett County Gen. Oblig. 4% 1/1/06	1,035	1,046
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,154
		22,577
Hawaii - 2.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (c)	3,850	4,579
Hawaii Gen. Oblig. Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,567
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	32,096
		40,242
Illinois - 9.4%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,410
5% 1/1/08 (MBIA Insured)	1,190	1,250
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,092
5% 1/1/07 (FGIC Insured)	1,000	1,037
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,036
Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,304
5% 1/1/11 (AMBAC Insured)	3,625	3,870
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (c)	2,670	2,753
Series A, 5.5% 1/1/08 (AMBAC Insured)	5,000	5,193
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,363
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	$ 5,750	$ 6,176
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,701
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	12,825	13,685
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,818
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,949
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,785	5,193
Series A:
4% 6/1/06 (AMBAC Insured)	1,050	1,051
4.25% 6/1/08 (AMBAC Insured)	3,600	3,660
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,213
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	8,000	8,786
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,774
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,100	6,081
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,058
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,594
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (b)	6,100	6,126
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (d)	2,640	2,910
Series B:
3.1%, tender 7/1/07 (b)	3,900	3,896
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,144
5% 10/1/07	1,225	1,273
5% 10/1/08	1,000	1,048
Illinois Gen. Oblig.:
First Series:
5% 8/1/06	8,160	8,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.25% 4/1/08 (MBIA Insured)	$ 1,035	$ 1,100
5.25% 4/1/10 (MBIA Insured)	2,600	2,820
5.5% 8/1/10	1,415	1,553
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)	7,075	7,913
Series A, 5% 10/1/09	2,600	2,777
5% 6/1/07	6,265	6,539
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d)	1,000	1,113
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	500	511
5% 5/15/08	700	715
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,513
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,786
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,499
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5.25% 10/1/05 (FGIC Insured)	560	568
5.25% 10/1/06 (FGIC Insured)	695	720
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,539
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,189
0% 12/1/07 (FGIC Insured)	625	573
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,147
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,360	1,459
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,327
		177,205
Indiana - 2.9%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,070
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured) (a)	1,750	1,871
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Southeastern Consolidated School Bldg. Corp.: - continued
Series A:
5.25% 7/10/11 (FSA Insured) (a)	$ 2,295	$ 2,500
5.25% 1/10/12 (FSA Insured) (a)	1,355	1,478
5% 1/15/10 (FSA Insured)	1,835	1,966
5% 1/15/11 (FSA Insured)	1,910	2,054
5% 1/15/12 (FSA Insured)	1,990	2,147
Indiana Health Facility Fing. Auth. Rev.:
(Ascension Health Cr. Group Prog.) Series 2002 F:
5.5% 11/15/05	1,000	1,018
5.5% 11/15/06	1,000	1,039
(Ascension Health Cr. Group, Inc. Proj.) Series A, 5%, tender 5/1/07 (b)	7,100	7,351
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I:
4% 1/1/06 (MBIA Insured) (c)	1,325	1,334
5% 1/1/08 (MBIA Insured) (c)	1,550	1,613
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,231
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,501
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,083
5.25% 7/15/11 (MBIA Insured)	1,020	1,108
5.25% 1/15/12 (MBIA Insured)	1,045	1,137
5.25% 7/15/12 (MBIA Insured)	1,075	1,172
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured) (a)	1,585	1,727
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,102
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	9,721
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured) (a)	1,065	1,154
5.25% 7/15/11 (MBIA Insured) (a)	1,125	1,222
5.25% 1/15/12 (MBIA Insured) (a)	1,150	1,251
		53,850
Kansas - 0.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (b)	2,400	2,476
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.): - continued
Series C, 2.38%, tender 9/1/05 (b)	$ 12,300	$ 12,262
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (b)	2,500	2,491
		17,229
Kentucky - 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (c)	1,185	1,244
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	10,000	9,486
0% 1/1/09 (AMBAC Insured)	2,000	1,755
		12,485
Louisiana - 0.2%
New Orleans Gen. Oblig. 5% 3/1/07 (MBIA Insured)	3,100	3,215
Maryland - 0.3%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,665
Prince Georges County Gen. Oblig. Series 2004 C, 5% 12/1/10	3,770	4,093
		5,758
Massachusetts - 2.8%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,800
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,235
5.875% 8/1/08	1,630	1,738
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	3,000	3,308
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (d)	2,570	2,831
Series 2001 A, 5.5% 1/1/11	5,000	5,499
Series 2003 A, 5.375% 8/1/08	5,165	5,528
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	1,900	1,968
5.5% 10/1/10 (MBIA Insured)	1,130	1,246
Series A:
4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (d)	2,055	2,149
5.5% 2/1/07 (MBIA Insured)	7,500	7,852
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	$ 2,495	$ 2,724
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Caritas Christi Oblig. Group Proj.) 5.5% 7/1/05	1,000	1,005
(Dana Farber Cancer Proj.) Series G1, 6.25% 12/1/14 (Pre-Refunded to 12/1/05 @ 102) (d)	3,000	3,134
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (c)	2,800	2,821
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,018
		51,856
Michigan - 3.6%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (Escrowed to Maturity) (d)	2,000	2,070
Chippewa Valley Schools:
4% 5/1/06	1,000	1,014
4% 5/1/07	2,610	2,669
5% 5/1/08	1,260	1,330
Detroit City School District 5.05% 5/1/06	4,845	4,961
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,677
Series 2004 B, 5% 4/1/07 (FSA Insured)	4,055	4,222
Series A, 5% 4/1/07 (FSA Insured)	6,910	7,180
5% 4/1/08 (MBIA Insured)	14,545	15,349
5% 4/1/09 (MBIA Insured)	10,620	11,339
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (d)	2,000	2,230
Ferndale Gen. Oblig. 3.5% 4/1/06 (FGIC Insured)	1,960	1,977
Hazel Park School District 5% 5/1/08	1,275	1,346
Livonia Pub. School District Series II, 0% 5/1/21 (Pre-Refunded to 5/1/07 @ 39.31) (d)	8,000	2,933
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,317
		67,614
Minnesota - 0.7%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,605
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	1,420	1,437
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Series 2005 A, 5% 9/1/06 (a)	2,340	2,407
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	$ 1,200	$ 1,268
5.25% 12/1/10	500	536
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,312
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. 5% 1/1/08 (AMBAC Insured)	2,410	2,537
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,015
		14,117
Mississippi - 0.2%
Mississippi Gen. Oblig. 5.25% 9/1/07	1,750	1,843
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (c)	1,190	1,246
		3,089
Missouri - 0.6%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.):
Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,356
Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,999
Series A:
5% 2/1/07 (FGIC Insured)	1,020	1,059
5% 2/1/08 (FGIC Insured)	2,000	2,107
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,170
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,683
		11,374
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	3,042
Nebraska - 1.7%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/06	1,000	1,011
Nebraska Pub. Pwr. District Rev. Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,985
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev. Series A: - continued
0% 1/1/07 (MBIA Insured)	$ 4,000	$ 3,796
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5% 2/1/09	3,500	3,665
		32,457
Nevada - 1.6%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (c)	800	805
5% 7/1/06 (AMBAC Insured) (c)	800	821
5% 7/1/08 (AMBAC Insured) (c)	2,215	2,321
5% 7/1/09 (AMBAC Insured) (c)	2,700	2,840
5% 7/1/10 (AMBAC Insured) (c)	1,225	1,291
5% 7/1/11 (AMBAC Insured) (c)	1,790	1,890
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	1,600	1,787
Series C, 5% 6/15/10 (MBIA Insured)	1,000	1,072
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,847
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,588
		30,262
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(c)	2,500	2,476
New Jersey - 4.5%
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	964
5% 1/1/09 (AMBAC Insured)	1,000	1,060
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) (a)	1,225	1,308
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.25% 11/1/09 (MBIA Insured) (a)	4,000	4,366
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,771
New Jersey Econ. Dev. Auth. Solid Waste Rev. (Waste Mgmt. of New Jersey, Inc. Proj.) Series 2004 A, 2.85%, tender 6/1/05 (b)(c)	5,000	4,997
New Jersey Gen. Oblig. Series 2005 N, 5% 7/15/08 (FGIC Insured) (a)	6,175	6,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%, tender 1/1/10 (AMBAC Insured) (b)	$ 16,250	$ 15,892
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5% 6/15/06	355	364
5% 6/15/06 (Escrowed to Maturity) (d)	5,945	6,108
Series 2005 A, 5% 12/15/07 (MBIA Insured)	5,000	5,266
Series A, 5.25% 12/15/08 (MBIA Insured)	15,000	16,090
Series B, 5.25% 12/15/10 (FGIC Insured)	4,550	4,960
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,064
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	7,000	7,763
		84,413
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,460
New Mexico - 1.8%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (b)	7,000	6,919
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,596
Sandoval Co. Incentive Payment Rev. 4.25% 12/1/06	13,750	13,977
		34,492
New York - 8.2%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,276
5% 1/1/12	1,175	1,256
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (d)	270	278
5.375% 7/1/09 (Escrowed to Maturity) (d)	3,635	3,955
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5% 1/1/06	10,110	10,286
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	800	860
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,450	2,786
Series 2004 G, 5% 8/1/09	8,000	8,490
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 K:
5% 8/1/11	$ 7,120	$ 7,592
5% 8/1/12	4,360	4,646
Series A, 5.25% 11/1/14 (MBIA Insured)	600	653
Series B, 5.75% 8/1/14	1,000	1,103
Series E, 6% 8/1/11	60	63
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,083
Series H, 5.75% 3/15/11 (FGIC Insured)	1,700	1,896
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,294
Series A, 5.75% 7/1/13	3,500	3,874
Series 2003 A:
5% 1/1/06	1,250	1,271
5% 1/1/07	10,855	11,220
5% 3/15/08	2,000	2,103
Series B, 5.25%, tender 5/15/12 (b)	13,000	14,013
New York State Urban Dev. Corp. Rev. Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (d)	2,615	2,794
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,803
4.5% 2/1/08	1,500	1,559
5% 2/1/09	2,035	2,164
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	4,008
Series A1:
5.25% 6/1/12	5,000	5,142
5.25% 6/1/13	17,500	18,487
Series B1, 5% 6/1/06	17,815	18,198
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (d)	3,745	4,181
Series Y, 5.9% 1/1/08 (Escrowed to Maturity) (d)	10,000	10,773
		154,107
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	1,200	1,249
127th Series, 5% 12/15/08 (AMBAC Insured) (c)	3,510	3,718
		4,967
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	$ 4,940	$ 5,075
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,300	1,320
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,652
Series A, 5.5% 1/1/10	3,000	3,186
Series B, 6% 1/1/06	6,170	6,298
Series C, 5% 1/1/08	1,190	1,234
Series D, 5.375% 1/1/10	3,715	3,925
		22,690
Ohio - 2.0%
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,901
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,016
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,476
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (b)	2,300	2,296
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series 2004 A, 5% 4/1/08	1,935	2,045
(Adult Correctional Bldg. Fund Prog.) Series A, 5.75% 4/1/08	3,555	3,834
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	2,069
Series IIA, 5.25% 12/1/05	5,000	5,088
Ohio Rev. Series 2003 1, 5% 6/15/08	5,000	5,288
Ohio Univ. Gen. Receipts Athens:
5% 12/1/06 (FSA Insured)	3,600	3,729
5% 12/1/07 (FSA Insured)	1,285	1,351
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,020
		38,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (d)	$ 1,000	$ 768
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.) 5% 5/1/06	3,200	3,277
		4,045
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,303
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/06 (FSA Insured)	1,280	1,321
5.25% 8/1/07 (FSA Insured)	1,350	1,418
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,065
5% 5/1/11 (FSA Insured)	1,000	1,072
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,089
Salem Gen. Oblig. 5% 5/1/10 (FSA Insured)	2,550	2,742
		10,010
Pennsylvania - 4.1%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (c)	1,300	1,409
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	2,545	2,559
5.5% 6/15/06	3,065	3,142
5.5% 6/15/07	2,000	2,100
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,692
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,195
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	10,000	9,945
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	3,750	3,836
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (b)(c)	6,200	6,205
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A:
4% 8/15/06	1,405	1,425
5% 8/15/07	1,735	1,799
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
5% 8/15/08	$ 2,000	$ 2,098
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,878
Series B:
5% 9/1/06 (a)	4,510	4,631
5% 9/1/07 (a)	5,570	5,794
5.25% 9/1/08 (a)	5,860	6,219
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,989
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,732
5% 5/15/08 (FSA Insured)	5,000	5,272
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,715
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA Insured)	2,000	2,116
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	1,931
		77,682
Puerto Rico - 0.1%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (b)	1,000	1,022
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,277
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,792
		4,069
South Carolina - 2.0%
Berkeley County School District 7% 4/1/07	2,615	2,826
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06	1,000	1,023
5% 8/15/07	1,700	1,768
5% 8/15/08	1,690	1,768
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	$ 2,345	$ 2,552
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,949
5% 1/1/09 (FSA Insured)	1,945	2,076
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/06 (FSA Insured)	1,705	1,736
5% 1/1/07 (FSA Insured)	4,105	4,255
Series 2005 B, 5% 1/1/10 (MBIA Insured) (a)	3,000	3,167
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,287
5.5% 1/1/14 (FGIC Insured) (a)	1,335	1,465
Series D:
5% 1/1/06	2,750	2,799
5% 1/1/07	5,000	5,183
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,068
		38,483
Tennessee - 1.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,258
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,144
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,526
4.5% 9/1/08 (MBIA Insured)	1,620	1,691
4.5% 9/1/09 (MBIA Insured)	1,685	1,762
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (c)	1,675	1,720
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (d)	15,750	11,706
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (d)	15,130	9,842
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,295
		33,944
Texas - 14.1%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,606
Arlington Independent School District 5% 2/15/13	2,500	2,697
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (c)(d)	$ 940	$ 963
6.5% 11/15/05 (MBIA Insured) (c)	6,870	7,032
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,344
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,284
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,792
5% 6/15/10 (FSA Insured)	1,000	1,073
Birdville Independent School District 5% 2/15/10	1,300	1,392
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(c)	6,255	6,384
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,661
College Station Independent School District 5% 2/15/10	1,000	1,071
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,723
Corpus Christi Gen. Oblig.:
4% 3/1/06 (FSA Insured)	1,285	1,301
5% 3/1/06 (AMBAC Insured)	3,365	3,436
5% 3/1/07 (FSA Insured)	2,735	2,842
Corpus Christi Util. Sys. Rev.:
5% 7/15/12 (FSA Insured)	1,000	1,078
5% 7/15/13 (FSA Insured)	1,665	1,795
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,283
4.5% 2/15/06	2,245	2,281
5% 2/15/08	2,000	2,107
Dallas Independent School District Series 2005, 5.25% 8/15/08 (a)	2,000	2,119
Del Valle Independent School District 5.5% 2/1/09	1,205	1,303
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,021
5% 3/1/07 (AMBAC Insured)	2,000	2,078
5% 3/1/08 (AMBAC Insured)	2,770	2,919
Fort Worth Gen. Oblig. Series A, 5% 3/1/06	1,000	1,021
Fort Worth Independent School District 5% 2/15/12	1,500	1,616
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,347
4% 2/15/08 (FSA Insured)	1,145	1,175
5% 2/15/10 (FSA Insured)	1,710	1,831
4% 2/15/06 (FSA Insured)	2,975	3,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Gen. Oblig.: - continued
4% 2/15/07 (FSA Insured)	$ 3,115	$ 3,178
Garland Independent School District 0% 2/15/07	1,610	1,522
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,079
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,960
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured) (a)	3,030	3,297
5.25% 4/15/12 (FSA Insured) (a)	2,000	2,188
Houston Gen. Oblig.:
5.5% 3/1/06	2,580	2,645
5.5% 3/1/06 (Escrowed to Maturity) (d)	120	123
Houston Util. Sys. Rev. Series A, 5.25% 5/15/10 (MBIA Insured)	1,250	1,358
Irving Independent School District 5.25% 2/15/13	2,145	2,350
Katy Independent School District Series A, 4% 2/15/06	1,335	1,351
Killeen Independent School District 4% 2/15/08	1,200	1,232
La Porte Independent School District 4% 2/15/08	2,000	2,053
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,315
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (d)	3,000	2,650
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)	5,000	5,454
Lubbock Gen. Oblig.:
5% 2/15/09 (MBIA Insured)	1,615	1,719
5% 2/15/10 (MBIA Insured)	1,845	1,975
Mesquite Independent School District Series A, 0% 8/15/06	1,115	1,074
New Braunfels Independent School District 0% 2/1/07	2,000	1,893
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (d)	3,600	4,193
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,127
5%, tender 7/1/08 (FSA Insured) (b)	2,650	2,800
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)	7,300	7,276
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (c)	2,000	2,092
Rockwall Independent School District:
4% 2/15/06	2,370	2,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District: - continued
5% 2/15/07	$ 3,510	$ 3,643
5% 2/15/08	3,825	4,030
5% 2/15/09	4,690	4,992
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,747
San Antonio Elec. & Gas Systems Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (d)	5,000	5,523
5.25% 2/1/07	2,500	2,603
5.25% 2/1/08	1,000	1,058
San Antonio Independent School District 7% 8/15/08	5,000	5,613
San Antonio Muni. Drain Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured) (a)	1,545	1,686
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,095
Socorro Independent School District 5% 8/15/09	2,070	2,215
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	3,028
Spring Independent School District 5% 2/15/08	1,875	1,975
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,129
Series 1992 A, 8% 10/1/07	10,000	11,185
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,796
Series C, 0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,824
Texas Pub. Fin. Auth. Bldg. Rev. (Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,073
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,131
Texas State Univ. Sys. Fing. Rev. 5% 3/15/13 (FSA Insured)	2,000	2,165
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,503
5% 2/15/11 (AMBAC Insured)	1,250	1,348
Travis County Gen. Oblig. 5.25% 3/1/12 (a)	4,125	4,489
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,279
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,804
4.5% 7/1/06	1,220	1,230
5% 7/1/07	1,000	1,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	$ 4,955	$ 4,993
4% 2/15/08 (FSA Insured)	5,265	5,401
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,214
Series B, 5% 8/15/09	13,555	14,489
Webb County Gen. Oblig.:
5% 2/15/06 (FGIC Insured)	1,055	1,076
5% 2/15/07 (FGIC Insured)	1,110	1,153
5% 2/15/08 (FGIC Insured)	1,170	1,233
Wichita Falls Independent School District 0% 2/1/10	2,325	1,942
		265,583
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	2,916
0% 10/1/12 (AMBAC Insured)	3,800	2,777
0% 10/1/13 (AMBAC Insured)	3,760	2,625
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,834
		10,152
Virginia - 0.2%
Amelia Co. Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.9%, tender 4/1/08 (b)(c)	1,000	1,000
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12 (Pre-Refunded to 5/15/09 @ 101) (d)	1,800	1,966
		2,966
Washington - 5.9%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured) (a)	1,190	1,254
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,399
5% 1/1/07 (FSA Insured)	1,395	1,444
5.25% 1/1/08 (FSA Insured)	1,515	1,602
5.25% 1/1/09 (FSA Insured)	1,595	1,710
5% 1/1/11 (MBIA Insured)	1,680	1,809
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (Pre-Refunded to 6/1/12 @ 100) (d)	6,300	7,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King & Snohomish Counties School District #417 Northshore: - continued
5.75% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)	$ 2,500	$ 2,838
King County Rural Library District 5% 12/1/06 (FSA Insured)	1,045	1,078
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,877
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	3,000	3,053
5% 1/1/07 (FSA Insured)	5,000	5,180
5.25% 1/1/08 (FSA Insured)	3,500	3,701
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (c)	3,640	3,998
Seattle Gen. Oblig. Series A, 5.75% 1/15/20 (Pre-Refunded to 1/15/06 @ 100) (d)	10,000	10,248
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,762
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	1,570	1,584
4.5% 12/1/09 (FGIC Insured)	1,000	1,046
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,116
5% 6/1/10 (FSA Insured)	1,000	1,074
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured) (a)	1,000	1,093
Washington Gen. Oblig.:
Series A:
4% 1/1/08 (MBIA Insured)	33,175	34,013
5% 7/1/11 (FGIC Insured)	1,000	1,079
5.5% 7/1/11	3,500	3,814
Series C, 5% 1/1/08 (FSA Insured)	8,320	8,747
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,234
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,134
		111,940
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.2%
West Virginia Gen. Oblig. 5.5% 6/1/07 (FSA Insured)	$ 1,905	$ 2,011
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA Insured)	2,500	2,527
		4,538
Wisconsin - 1.7%
Franklin Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.5%, tender 5/1/05 (b)(c)	5,000	4,998
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,709
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured) (a)	2,500	2,633
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (b)	15,000	15,209
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,053
5% 8/15/10	1,870	1,962
Wisconsin Trans. Rev.:
Series A, 5.7% 7/1/14 (Pre-Refunded to 7/1/06 @ 100) (d)	2,230	2,314
5% 7/1/07	1,500	1,566
		32,444
TOTAL MUNICIPAL BONDS (Cost $1,913,096)		1,907,465
Municipal Notes - 0.8%

Michigan - 0.7%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 3.25%, VRDN (a)(b)	12,000	12,000
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Ohio - 0.1%
Ohio Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 3.7%, VRDN (b)	$ 2,350	$ 2,350
TOTAL MUNICIPAL NOTES (Cost $14,350)		14,350
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,927,446)		1,921,815
NET OTHER ASSETS - (2.0)%		(37,807)
NET ASSETS - 100%		$ 1,884,008
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,181,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,955
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,927,446,000. Net unrealized depreciation aggregated $5,631,000, of which $10,555,000 related to appreciated investment securities and $16,186,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Intermediate
Municipal Income Fund

March 31, 2005

1.814658.100

STM-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.2%
	Principal Amount (000s)	Value (000s)
Alabama - 2.4%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (d)	$ 2,000	$ 2,086
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (c)	1,750	1,819
5.25% 10/1/08 (MBIA Insured) (c)	2,900	3,042
5.75% 10/1/09 (MBIA Insured) (c)	4,000	4,300
Jefferson County Gen. Oblig. Series 2003 A, 5% 4/1/07 (MBIA Insured)	3,000	3,121
Jefferson County Ltd. Oblig. School Warrants Series A, 5% 1/1/07	2,210	2,283
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (d)	5,000	5,518
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)	13,460	14,419
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)	3,900	4,352
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)	2,025	2,180
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,038
5% 2/1/08 (MBIA Insured)	1,475	1,553
		45,711
Alaska - 1.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.15% 7/1/05 (AMBAC Insured) (c)	1,950	1,963
5.85% 7/1/13 (AMBAC Insured) (c)	3,285	3,568
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (d)	2,500	2,798
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,898
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,675
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,382
0% 6/30/07 (MBIA Insured)	7,050	6,592
0% 6/30/08 (MBIA Insured)	4,240	3,791
		29,667
Arizona - 1.0%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,190
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	$ 7,060	$ 7,993
Tucson Wtr. Rev.:
Series 2002, 5.5% 7/1/06 (FGIC Insured)	980	1,013
Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,614
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC Insured)	2,000	2,128
		18,382
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series 2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,076
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,021
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,020
4.25% 9/1/07 (FGIC Insured)	2,175	2,240
		5,357
California - 8.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	28,782
5.25% 5/1/10 (MBIA Insured)	1,200	1,311
California Econ. Recovery Series A, 5.25% 7/1/13 (MBIA Insured)	5,000	5,512
California Gen. Oblig.:
5% 2/1/09	1,640	1,742
5% 2/1/10	2,000	2,138
5% 12/1/11 (MBIA Insured)	8,000	8,726
5.125% 9/1/12	1,000	1,070
5.25% 2/1/10 (FSA Insured)	7,265	7,922
5.25% 2/1/11	5,775	6,268
5.5% 3/1/11 (FGIC Insured)	3,210	3,566
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,906
5.75% 10/1/08	1,085	1,176
6.4% 9/1/08	3,075	3,386
6.5% 9/1/10	1,740	1,988
8% 11/1/07 (FGIC Insured)	7,000	7,539
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (b)(c)	15,000	15,021
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (b)(c)	$ 5,000	$ 4,977
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,137
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,161
5% 6/1/08	6,000	6,305
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (b)	10,000	10,018
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,835
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured) (a)	1,770	1,843
5.25% 7/1/08 (MBIA Insured) (a)	855	909
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,357
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (c)	3,490	3,501
5.5% 5/15/06 (c)	3,000	3,078
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/06 (AMBAC Insured) (c)	1,495	1,548
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,745
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (e)	8,955	9,181
		158,648
Colorado - 0.5%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (d)	4,500	3,696
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (d)	2,200	2,113
0% 9/1/07 (Escrowed to Maturity) (d)	3,200	2,966
		8,775
Connecticut - 0.8%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,000	5,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2002 C, 5% 12/15/08	$ 1,930	$ 2,055
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,306
4.5% 7/1/08 (MBIA Insured)	1,045	1,092
5% 7/1/09 (MBIA Insured)	1,000	1,071
Connecticut Spl. Oblig. Series 2004 A, 5% 12/30/07	4,535	4,781
		15,716
District Of Columbia - 2.0%
District of Columbia Ctfs. of Prtn.:
(District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,308
5% 1/1/06 (AMBAC Insured)	1,000	1,017
5% 1/1/07 (AMBAC Insured)	1,000	1,035
5.25% 1/1/08 (AMBAC Insured)	935	985
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,927
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,417
Series A:
5% 6/1/06	3,480	3,562
5% 6/1/07	2,810	2,920
5.25% 6/1/09 (FSA Insured)	1,000	1,076
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,681
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/16/07 (b)(d)	9,000	9,670
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,852
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (c)	1,750	1,778
4% 10/1/07 (FSA Insured) (c)	1,000	1,019
		37,247
Florida - 5.2%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	541
Broward County School District Series A, 5% 2/15/08	5,810	6,121
Coral Gables Health Facilities Hosp. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,026
Dade County School District:
5% 8/1/07 (MBIA Insured)	1,500	1,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Dade County School District: - continued
5.2% 7/15/07 (AMBAC Insured)	$ 8,000	$ 8,411
Florida Board of Ed. Cap. Outlay Series 2005 B, 5% 6/1/09	3,500	3,745
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/14 (Pre-Refunded to 7/1/10 @ 101) (d)	500	568
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 3.35%, tender 9/1/05 (b)	20,300	20,363
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,114
4.25%, tender 8/1/07 (b)(c)	6,000	6,062
Indian River County School District 4% 4/1/06 (FSA Insured)	1,470	1,489
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/06 (AMBAC Insured)	3,365	3,442
5% 4/1/08 (AMBAC Insured)	2,825	2,985
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,599
Miami-Dade County School District Series 1994 A, 5.65% 6/1/06 (MBIA Insured)	1,545	1,596
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,476
Palm Beach County Rev. (Cmnty. Foundation Palm Beach Proj.) 2%, tender 9/1/05, LOC Northern Trust Co., Chicago (b)	2,910	2,905
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (c)	1,500	1,540
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	9,000	9,800
Seminole County School Board Ctfs. of Prtn. Series A:
4.5% 7/1/06 (MBIA Insured) (a)	1,150	1,174
4.5% 7/1/08 (MBIA Insured) (a)	1,250	1,306
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	2,000	1,957
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 4.5% 8/1/07 (FSA Insured) (a)	2,135	2,204
		97,994
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 1.2%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (d)	$ 6,000	$ 6,170
Cobb Co. Dev. Auth. Solid Waste Disp. Rev. (Georgia Waste Mgmt. Proj.) Series A, 2.1%, tender 4/1/05 (b)(c)	1,000	1,000
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	1,505	1,603
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,359
Georgia Gen. Oblig.:
Series B, 6.25% 4/1/06	1,750	1,813
Series C, 6.5% 7/1/07	2,185	2,358
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	5,074
Gwinnett County Gen. Oblig. 4% 1/1/06	1,035	1,046
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,154
		22,577
Hawaii - 2.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (c)	3,850	4,579
Hawaii Gen. Oblig. Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,567
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	32,096
		40,242
Illinois - 9.4%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,410
5% 1/1/08 (MBIA Insured)	1,190	1,250
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,092
5% 1/1/07 (FGIC Insured)	1,000	1,037
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,036
Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,304
5% 1/1/11 (AMBAC Insured)	3,625	3,870
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (c)	2,670	2,753
Series A, 5.5% 1/1/08 (AMBAC Insured)	5,000	5,193
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,363
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	$ 5,750	$ 6,176
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,701
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	12,825	13,685
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,818
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,949
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,785	5,193
Series A:
4% 6/1/06 (AMBAC Insured)	1,050	1,051
4.25% 6/1/08 (AMBAC Insured)	3,600	3,660
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,213
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	8,000	8,786
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,774
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,100	6,081
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,058
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,594
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (b)	6,100	6,126
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (d)	2,640	2,910
Series B:
3.1%, tender 7/1/07 (b)	3,900	3,896
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,144
5% 10/1/07	1,225	1,273
5% 10/1/08	1,000	1,048
Illinois Gen. Oblig.:
First Series:
5% 8/1/06	8,160	8,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.25% 4/1/08 (MBIA Insured)	$ 1,035	$ 1,100
5.25% 4/1/10 (MBIA Insured)	2,600	2,820
5.5% 8/1/10	1,415	1,553
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)	7,075	7,913
Series A, 5% 10/1/09	2,600	2,777
5% 6/1/07	6,265	6,539
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d)	1,000	1,113
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	500	511
5% 5/15/08	700	715
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,513
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,786
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,499
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5.25% 10/1/05 (FGIC Insured)	560	568
5.25% 10/1/06 (FGIC Insured)	695	720
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,539
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,189
0% 12/1/07 (FGIC Insured)	625	573
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,147
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,360	1,459
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,327
		177,205
Indiana - 2.9%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,070
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured) (a)	1,750	1,871
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Southeastern Consolidated School Bldg. Corp.: - continued
Series A:
5.25% 7/10/11 (FSA Insured) (a)	$ 2,295	$ 2,500
5.25% 1/10/12 (FSA Insured) (a)	1,355	1,478
5% 1/15/10 (FSA Insured)	1,835	1,966
5% 1/15/11 (FSA Insured)	1,910	2,054
5% 1/15/12 (FSA Insured)	1,990	2,147
Indiana Health Facility Fing. Auth. Rev.:
(Ascension Health Cr. Group Prog.) Series 2002 F:
5.5% 11/15/05	1,000	1,018
5.5% 11/15/06	1,000	1,039
(Ascension Health Cr. Group, Inc. Proj.) Series A, 5%, tender 5/1/07 (b)	7,100	7,351
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I:
4% 1/1/06 (MBIA Insured) (c)	1,325	1,334
5% 1/1/08 (MBIA Insured) (c)	1,550	1,613
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,231
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,501
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,083
5.25% 7/15/11 (MBIA Insured)	1,020	1,108
5.25% 1/15/12 (MBIA Insured)	1,045	1,137
5.25% 7/15/12 (MBIA Insured)	1,075	1,172
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured) (a)	1,585	1,727
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,102
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	9,721
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured) (a)	1,065	1,154
5.25% 7/15/11 (MBIA Insured) (a)	1,125	1,222
5.25% 1/15/12 (MBIA Insured) (a)	1,150	1,251
		53,850
Kansas - 0.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (b)	2,400	2,476
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.): - continued
Series C, 2.38%, tender 9/1/05 (b)	$ 12,300	$ 12,262
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (b)	2,500	2,491
		17,229
Kentucky - 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (c)	1,185	1,244
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	10,000	9,486
0% 1/1/09 (AMBAC Insured)	2,000	1,755
		12,485
Louisiana - 0.2%
New Orleans Gen. Oblig. 5% 3/1/07 (MBIA Insured)	3,100	3,215
Maryland - 0.3%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,665
Prince Georges County Gen. Oblig. Series 2004 C, 5% 12/1/10	3,770	4,093
		5,758
Massachusetts - 2.8%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,800
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,235
5.875% 8/1/08	1,630	1,738
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	3,000	3,308
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (d)	2,570	2,831
Series 2001 A, 5.5% 1/1/11	5,000	5,499
Series 2003 A, 5.375% 8/1/08	5,165	5,528
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	1,900	1,968
5.5% 10/1/10 (MBIA Insured)	1,130	1,246
Series A:
4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (d)	2,055	2,149
5.5% 2/1/07 (MBIA Insured)	7,500	7,852
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	$ 2,495	$ 2,724
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Caritas Christi Oblig. Group Proj.) 5.5% 7/1/05	1,000	1,005
(Dana Farber Cancer Proj.) Series G1, 6.25% 12/1/14 (Pre-Refunded to 12/1/05 @ 102) (d)	3,000	3,134
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (c)	2,800	2,821
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,018
		51,856
Michigan - 3.6%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (Escrowed to Maturity) (d)	2,000	2,070
Chippewa Valley Schools:
4% 5/1/06	1,000	1,014
4% 5/1/07	2,610	2,669
5% 5/1/08	1,260	1,330
Detroit City School District 5.05% 5/1/06	4,845	4,961
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,677
Series 2004 B, 5% 4/1/07 (FSA Insured)	4,055	4,222
Series A, 5% 4/1/07 (FSA Insured)	6,910	7,180
5% 4/1/08 (MBIA Insured)	14,545	15,349
5% 4/1/09 (MBIA Insured)	10,620	11,339
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (d)	2,000	2,230
Ferndale Gen. Oblig. 3.5% 4/1/06 (FGIC Insured)	1,960	1,977
Hazel Park School District 5% 5/1/08	1,275	1,346
Livonia Pub. School District Series II, 0% 5/1/21 (Pre-Refunded to 5/1/07 @ 39.31) (d)	8,000	2,933
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,317
		67,614
Minnesota - 0.7%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,605
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	1,420	1,437
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Series 2005 A, 5% 9/1/06 (a)	2,340	2,407
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	$ 1,200	$ 1,268
5.25% 12/1/10	500	536
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,312
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. 5% 1/1/08 (AMBAC Insured)	2,410	2,537
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,015
		14,117
Mississippi - 0.2%
Mississippi Gen. Oblig. 5.25% 9/1/07	1,750	1,843
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (c)	1,190	1,246
		3,089
Missouri - 0.6%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.):
Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,356
Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,999
Series A:
5% 2/1/07 (FGIC Insured)	1,020	1,059
5% 2/1/08 (FGIC Insured)	2,000	2,107
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,170
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,683
		11,374
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	3,042
Nebraska - 1.7%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/06	1,000	1,011
Nebraska Pub. Pwr. District Rev. Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,985
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev. Series A: - continued
0% 1/1/07 (MBIA Insured)	$ 4,000	$ 3,796
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5% 2/1/09	3,500	3,665
		32,457
Nevada - 1.6%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (c)	800	805
5% 7/1/06 (AMBAC Insured) (c)	800	821
5% 7/1/08 (AMBAC Insured) (c)	2,215	2,321
5% 7/1/09 (AMBAC Insured) (c)	2,700	2,840
5% 7/1/10 (AMBAC Insured) (c)	1,225	1,291
5% 7/1/11 (AMBAC Insured) (c)	1,790	1,890
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	1,600	1,787
Series C, 5% 6/15/10 (MBIA Insured)	1,000	1,072
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,847
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,588
		30,262
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(c)	2,500	2,476
New Jersey - 4.5%
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	964
5% 1/1/09 (AMBAC Insured)	1,000	1,060
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) (a)	1,225	1,308
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.25% 11/1/09 (MBIA Insured) (a)	4,000	4,366
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,771
New Jersey Econ. Dev. Auth. Solid Waste Rev. (Waste Mgmt. of New Jersey, Inc. Proj.) Series 2004 A, 2.85%, tender 6/1/05 (b)(c)	5,000	4,997
New Jersey Gen. Oblig. Series 2005 N, 5% 7/15/08 (FGIC Insured) (a)	6,175	6,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%, tender 1/1/10 (AMBAC Insured) (b)	$ 16,250	$ 15,892
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5% 6/15/06	355	364
5% 6/15/06 (Escrowed to Maturity) (d)	5,945	6,108
Series 2005 A, 5% 12/15/07 (MBIA Insured)	5,000	5,266
Series A, 5.25% 12/15/08 (MBIA Insured)	15,000	16,090
Series B, 5.25% 12/15/10 (FGIC Insured)	4,550	4,960
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,064
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	7,000	7,763
		84,413
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,460
New Mexico - 1.8%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (b)	7,000	6,919
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,596
Sandoval Co. Incentive Payment Rev. 4.25% 12/1/06	13,750	13,977
		34,492
New York - 8.2%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,276
5% 1/1/12	1,175	1,256
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (d)	270	278
5.375% 7/1/09 (Escrowed to Maturity) (d)	3,635	3,955
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5% 1/1/06	10,110	10,286
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	800	860
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,450	2,786
Series 2004 G, 5% 8/1/09	8,000	8,490
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 K:
5% 8/1/11	$ 7,120	$ 7,592
5% 8/1/12	4,360	4,646
Series A, 5.25% 11/1/14 (MBIA Insured)	600	653
Series B, 5.75% 8/1/14	1,000	1,103
Series E, 6% 8/1/11	60	63
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,083
Series H, 5.75% 3/15/11 (FGIC Insured)	1,700	1,896
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,294
Series A, 5.75% 7/1/13	3,500	3,874
Series 2003 A:
5% 1/1/06	1,250	1,271
5% 1/1/07	10,855	11,220
5% 3/15/08	2,000	2,103
Series B, 5.25%, tender 5/15/12 (b)	13,000	14,013
New York State Urban Dev. Corp. Rev. Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (d)	2,615	2,794
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,803
4.5% 2/1/08	1,500	1,559
5% 2/1/09	2,035	2,164
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	4,008
Series A1:
5.25% 6/1/12	5,000	5,142
5.25% 6/1/13	17,500	18,487
Series B1, 5% 6/1/06	17,815	18,198
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (d)	3,745	4,181
Series Y, 5.9% 1/1/08 (Escrowed to Maturity) (d)	10,000	10,773
		154,107
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	1,200	1,249
127th Series, 5% 12/15/08 (AMBAC Insured) (c)	3,510	3,718
		4,967
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	$ 4,940	$ 5,075
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,300	1,320
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,652
Series A, 5.5% 1/1/10	3,000	3,186
Series B, 6% 1/1/06	6,170	6,298
Series C, 5% 1/1/08	1,190	1,234
Series D, 5.375% 1/1/10	3,715	3,925
		22,690
Ohio - 2.0%
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,901
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,016
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,476
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (b)	2,300	2,296
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series 2004 A, 5% 4/1/08	1,935	2,045
(Adult Correctional Bldg. Fund Prog.) Series A, 5.75% 4/1/08	3,555	3,834
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	2,069
Series IIA, 5.25% 12/1/05	5,000	5,088
Ohio Rev. Series 2003 1, 5% 6/15/08	5,000	5,288
Ohio Univ. Gen. Receipts Athens:
5% 12/1/06 (FSA Insured)	3,600	3,729
5% 12/1/07 (FSA Insured)	1,285	1,351
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,020
		38,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (d)	$ 1,000	$ 768
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.) 5% 5/1/06	3,200	3,277
		4,045
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,303
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/06 (FSA Insured)	1,280	1,321
5.25% 8/1/07 (FSA Insured)	1,350	1,418
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,065
5% 5/1/11 (FSA Insured)	1,000	1,072
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,089
Salem Gen. Oblig. 5% 5/1/10 (FSA Insured)	2,550	2,742
		10,010
Pennsylvania - 4.1%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (c)	1,300	1,409
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	2,545	2,559
5.5% 6/15/06	3,065	3,142
5.5% 6/15/07	2,000	2,100
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,692
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,195
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	10,000	9,945
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	3,750	3,836
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (b)(c)	6,200	6,205
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A:
4% 8/15/06	1,405	1,425
5% 8/15/07	1,735	1,799
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
5% 8/15/08	$ 2,000	$ 2,098
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,878
Series B:
5% 9/1/06 (a)	4,510	4,631
5% 9/1/07 (a)	5,570	5,794
5.25% 9/1/08 (a)	5,860	6,219
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,989
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,732
5% 5/15/08 (FSA Insured)	5,000	5,272
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,715
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA Insured)	2,000	2,116
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	1,931
		77,682
Puerto Rico - 0.1%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (b)	1,000	1,022
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,277
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,792
		4,069
South Carolina - 2.0%
Berkeley County School District 7% 4/1/07	2,615	2,826
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06	1,000	1,023
5% 8/15/07	1,700	1,768
5% 8/15/08	1,690	1,768
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	$ 2,345	$ 2,552
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,949
5% 1/1/09 (FSA Insured)	1,945	2,076
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/06 (FSA Insured)	1,705	1,736
5% 1/1/07 (FSA Insured)	4,105	4,255
Series 2005 B, 5% 1/1/10 (MBIA Insured) (a)	3,000	3,167
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,287
5.5% 1/1/14 (FGIC Insured) (a)	1,335	1,465
Series D:
5% 1/1/06	2,750	2,799
5% 1/1/07	5,000	5,183
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,068
		38,483
Tennessee - 1.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,258
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,144
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,526
4.5% 9/1/08 (MBIA Insured)	1,620	1,691
4.5% 9/1/09 (MBIA Insured)	1,685	1,762
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (c)	1,675	1,720
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (d)	15,750	11,706
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (d)	15,130	9,842
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,295
		33,944
Texas - 14.1%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,606
Arlington Independent School District 5% 2/15/13	2,500	2,697
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (c)(d)	$ 940	$ 963
6.5% 11/15/05 (MBIA Insured) (c)	6,870	7,032
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,344
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,284
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,792
5% 6/15/10 (FSA Insured)	1,000	1,073
Birdville Independent School District 5% 2/15/10	1,300	1,392
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(c)	6,255	6,384
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,661
College Station Independent School District 5% 2/15/10	1,000	1,071
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,723
Corpus Christi Gen. Oblig.:
4% 3/1/06 (FSA Insured)	1,285	1,301
5% 3/1/06 (AMBAC Insured)	3,365	3,436
5% 3/1/07 (FSA Insured)	2,735	2,842
Corpus Christi Util. Sys. Rev.:
5% 7/15/12 (FSA Insured)	1,000	1,078
5% 7/15/13 (FSA Insured)	1,665	1,795
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,283
4.5% 2/15/06	2,245	2,281
5% 2/15/08	2,000	2,107
Dallas Independent School District Series 2005, 5.25% 8/15/08 (a)	2,000	2,119
Del Valle Independent School District 5.5% 2/1/09	1,205	1,303
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,021
5% 3/1/07 (AMBAC Insured)	2,000	2,078
5% 3/1/08 (AMBAC Insured)	2,770	2,919
Fort Worth Gen. Oblig. Series A, 5% 3/1/06	1,000	1,021
Fort Worth Independent School District 5% 2/15/12	1,500	1,616
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,347
4% 2/15/08 (FSA Insured)	1,145	1,175
5% 2/15/10 (FSA Insured)	1,710	1,831
4% 2/15/06 (FSA Insured)	2,975	3,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Gen. Oblig.: - continued
4% 2/15/07 (FSA Insured)	$ 3,115	$ 3,178
Garland Independent School District 0% 2/15/07	1,610	1,522
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,079
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,960
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured) (a)	3,030	3,297
5.25% 4/15/12 (FSA Insured) (a)	2,000	2,188
Houston Gen. Oblig.:
5.5% 3/1/06	2,580	2,645
5.5% 3/1/06 (Escrowed to Maturity) (d)	120	123
Houston Util. Sys. Rev. Series A, 5.25% 5/15/10 (MBIA Insured)	1,250	1,358
Irving Independent School District 5.25% 2/15/13	2,145	2,350
Katy Independent School District Series A, 4% 2/15/06	1,335	1,351
Killeen Independent School District 4% 2/15/08	1,200	1,232
La Porte Independent School District 4% 2/15/08	2,000	2,053
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,315
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (d)	3,000	2,650
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)	5,000	5,454
Lubbock Gen. Oblig.:
5% 2/15/09 (MBIA Insured)	1,615	1,719
5% 2/15/10 (MBIA Insured)	1,845	1,975
Mesquite Independent School District Series A, 0% 8/15/06	1,115	1,074
New Braunfels Independent School District 0% 2/1/07	2,000	1,893
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (d)	3,600	4,193
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,127
5%, tender 7/1/08 (FSA Insured) (b)	2,650	2,800
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)	7,300	7,276
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (c)	2,000	2,092
Rockwall Independent School District:
4% 2/15/06	2,370	2,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District: - continued
5% 2/15/07	$ 3,510	$ 3,643
5% 2/15/08	3,825	4,030
5% 2/15/09	4,690	4,992
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,747
San Antonio Elec. & Gas Systems Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (d)	5,000	5,523
5.25% 2/1/07	2,500	2,603
5.25% 2/1/08	1,000	1,058
San Antonio Independent School District 7% 8/15/08	5,000	5,613
San Antonio Muni. Drain Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured) (a)	1,545	1,686
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,095
Socorro Independent School District 5% 8/15/09	2,070	2,215
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	3,028
Spring Independent School District 5% 2/15/08	1,875	1,975
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,129
Series 1992 A, 8% 10/1/07	10,000	11,185
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,796
Series C, 0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,824
Texas Pub. Fin. Auth. Bldg. Rev. (Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,073
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,131
Texas State Univ. Sys. Fing. Rev. 5% 3/15/13 (FSA Insured)	2,000	2,165
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,503
5% 2/15/11 (AMBAC Insured)	1,250	1,348
Travis County Gen. Oblig. 5.25% 3/1/12 (a)	4,125	4,489
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,279
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,804
4.5% 7/1/06	1,220	1,230
5% 7/1/07	1,000	1,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	$ 4,955	$ 4,993
4% 2/15/08 (FSA Insured)	5,265	5,401
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,214
Series B, 5% 8/15/09	13,555	14,489
Webb County Gen. Oblig.:
5% 2/15/06 (FGIC Insured)	1,055	1,076
5% 2/15/07 (FGIC Insured)	1,110	1,153
5% 2/15/08 (FGIC Insured)	1,170	1,233
Wichita Falls Independent School District 0% 2/1/10	2,325	1,942
		265,583
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	2,916
0% 10/1/12 (AMBAC Insured)	3,800	2,777
0% 10/1/13 (AMBAC Insured)	3,760	2,625
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,834
		10,152
Virginia - 0.2%
Amelia Co. Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.9%, tender 4/1/08 (b)(c)	1,000	1,000
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12 (Pre-Refunded to 5/15/09 @ 101) (d)	1,800	1,966
		2,966
Washington - 5.9%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured) (a)	1,190	1,254
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,399
5% 1/1/07 (FSA Insured)	1,395	1,444
5.25% 1/1/08 (FSA Insured)	1,515	1,602
5.25% 1/1/09 (FSA Insured)	1,595	1,710
5% 1/1/11 (MBIA Insured)	1,680	1,809
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (Pre-Refunded to 6/1/12 @ 100) (d)	6,300	7,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King & Snohomish Counties School District #417 Northshore: - continued
5.75% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)	$ 2,500	$ 2,838
King County Rural Library District 5% 12/1/06 (FSA Insured)	1,045	1,078
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,877
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	3,000	3,053
5% 1/1/07 (FSA Insured)	5,000	5,180
5.25% 1/1/08 (FSA Insured)	3,500	3,701
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (c)	3,640	3,998
Seattle Gen. Oblig. Series A, 5.75% 1/15/20 (Pre-Refunded to 1/15/06 @ 100) (d)	10,000	10,248
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,762
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	1,570	1,584
4.5% 12/1/09 (FGIC Insured)	1,000	1,046
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,116
5% 6/1/10 (FSA Insured)	1,000	1,074
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured) (a)	1,000	1,093
Washington Gen. Oblig.:
Series A:
4% 1/1/08 (MBIA Insured)	33,175	34,013
5% 7/1/11 (FGIC Insured)	1,000	1,079
5.5% 7/1/11	3,500	3,814
Series C, 5% 1/1/08 (FSA Insured)	8,320	8,747
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,234
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,134
		111,940
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.2%
West Virginia Gen. Oblig. 5.5% 6/1/07 (FSA Insured)	$ 1,905	$ 2,011
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA Insured)	2,500	2,527
		4,538
Wisconsin - 1.7%
Franklin Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.5%, tender 5/1/05 (b)(c)	5,000	4,998
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,709
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured) (a)	2,500	2,633
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (b)	15,000	15,209
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,053
5% 8/15/10	1,870	1,962
Wisconsin Trans. Rev.:
Series A, 5.7% 7/1/14 (Pre-Refunded to 7/1/06 @ 100) (d)	2,230	2,314
5% 7/1/07	1,500	1,566
		32,444
TOTAL MUNICIPAL BONDS (Cost $1,913,096)		1,907,465
Municipal Notes - 0.8%

Michigan - 0.7%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 3.25%, VRDN (a)(b)	12,000	12,000
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Ohio - 0.1%
Ohio Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 3.7%, VRDN (b)	$ 2,350	$ 2,350
TOTAL MUNICIPAL NOTES (Cost $14,350)		14,350
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,927,446)		1,921,815
NET OTHER ASSETS - (2.0)%		(37,807)
NET ASSETS - 100%		$ 1,884,008
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,181,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,955
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,927,446,000. Net unrealized depreciation aggregated $5,631,000, of which $10,555,000 related to appreciated investment securities and $16,186,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 20, 2005